UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

Shareholder Letter	2

Management's Discussion of Fund Performance:
Davis Opportunity Fund	3
Davis Government Bond Fund	5
Davis Financial Fund	7
Davis Appreciation & Income Fund	9
Davis Real Estate Fund	11

Fund Overview:
Davis Opportunity Fund	13
Davis Government Bond Fund	14
Davis Government Money Market Fund	15
Davis Financial Fund	16
Davis Appreciation & Income Fund	17
Davis Real Estate Fund	18

Expense Example	19

Schedule of Investments:
Davis Opportunity Fund	22
Davis Government Bond Fund	26
Davis Government Money Market Fund	29
Davis Financial Fund	31
Davis Appreciation & Income Fund	33
Davis Real Estate Fund	38

Statements of Assets and Liabilities	41

Statements of Operations	43

Statements of Changes in Net Assets	44

Notes to Financial Statements	46

Financial Highlights	59

Director Approval of Advisory Agreements	67

Fund Information	71

Privacy Notice and Householding	72

Directors and Officers	73

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders.  In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually.  In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook.  You may obtain a copy of the current Research Report either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 1, 2011

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview

Davis Opportunity Fund’s Class A shares delivered a total return on net asset value of 3.41% for the six-month period ended June 30, 2011. Over the same time period, the Russell 3000® Index (“Index”) returned 6.35%. Every sector1 within the Index, except for financials, delivered positive returns over the six-month period. The sectors within the Index that turned in the strongest performance over the six-month period were health care and energy. The sectors within the Index that turned in the weakest performance over the six-month period were financials and information technology.

Factors Impacting the Fund’s Performance

Health care companies were the most important contributor2 to the Fund’s absolute performance. The Fund’s health care companies under-performed the corresponding sector within the Index (up 10% versus up 14% for the Index), but had a higher relative average weighting (16% versus 11% for the Index) in this stronger performing sector. Agilent Technologies3, Johnson & Johnson, and Baxter International were among the most important contributors to performance.

Material companies were the most important detractor from the Fund’s performance, both on an absolute basis and relative to the Index. The Fund’s material companies under-performed the corresponding sector within the Index (down 22% versus up 4% for the Index) and had a higher relative average weighting (10% versus 4% for the Index). Sino-Forest was the single most important detractor from the Fund’s performance. Listed in Toronto, but operating predominantly in mainland China, Sino-Forest is a commercial timber plantation manager that enters into long-term leases with Chinese provincial cooperatives and obtains the rights to harvest, sell, and replant trees. Sino-Forest became the target of a short seller that accused Sino-Forest of fraud. Davis Advisors’ portfolio managers continue to monitor and evaluate the situation.

Energy companies were also an important detractor from the Fund’s performance. The Fund’s energy companies under-performed the corresponding sector within the Index (down 1% versus up 11% for the Index) and had a lower relative average weighting (7% versus 12% for the Index) in this stronger performing sector. Transocean and Tenaris were among the most important detractors from performance.

Other important contributors to the Fund’s performance included Oaktree, Nielsen Holdings, Kraft, and Yum! Brands. Other important detractors from the Fund’s performance included Bank of New York Mellon, Google, Hewlett-Packard, and Microsoft.

The Fund had approximately 15% of its net assets invested in foreign companies at June 30, 2011. As a whole, those companies under-performed the domestic companies held by the Fund.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: stock market risk, manager risk, common stock risk, under $10 billion market capitalization risk, foreign country risk, emerging market risk, trading markets and depositary receipts risk, foreign currency risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

1     The companies included in the Russell 3000® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Russell 3000® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	30.12%	0.62%	4.33%	10.02%	12/01/94	1.00%	1.00%
Class A - with sales charge	23.92%	(0.35)%	3.83%	9.70%	12/01/94	1.00%	1.00%
Class B†, **	24.91%	(0.62)%	3.74%	11.08%	05/01/84	1.95%	1.95%
Class C**	28.07%	(0.16)%	3.52%	4.76%	08/15/97	1.81%	1.81%
Class Y	30.48%	0.93%	4.66%	5.49%	09/18/97	0.75%	0.75%
Russell 3000® Index***	32.37%	3.35%	3.44%	8.91%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.

The performance data for Davis Opportunity Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

In 2010, Davis Opportunity Fund made a favorable investment in an initial public offering (IPO).  This investment had a material impact on the investment performance, adding approximately 2% to the Fund's total return in 2010. The rapid appreciation was an unusual occurrence and such performance may not continue in the future.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund’s Class A shares returned 1.02% on net asset value for the six-month period ended June 30, 2011. Over the same time period, the Citigroup U.S. Treasury/Agency 1-3 Year Index (“Index”) returned 0.85%. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less.

Factors Impacting the Fund’s Performance

Mortgage-backed securities out-performed both treasuries and agencies over the six-month period ended June 30, 2011. The Fund benefited1 by being more heavily invested in mortgage-backed securities than the Index. Mortgage-backed securities yielded more than both treasuries and agencies and also benefited as mortgage prices rallied.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: variable current income risk, interest rate sensitivity risk, extension and prepayment risk, changes in debt rating risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     A contribution to or detraction from the Fund’s performance is a product both of appreciation or depreciation and weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Citigroup U.S. Treasury/Agency 1-3 Year Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	1.21%	3.77%	3.35%	4.28%	12/01/94	0.76%	0.76%
Class A - with sales charge	(3.55)%	2.78%	2.85%	3.97%	12/01/94	0.76%	0.76%
Class B†, **	(3.64)%	2.56%	2.82%	5.42%	05/01/84	1.65%	1.65%
Class C**	(0.78)%	2.95%	2.55%	2.89%	08/19/97	1.59%	1.59%
Class Y	1.38%	3.86%	3.49%	3.59%	09/01/98	0.61%	0.61%
Citigroup U.S. Treasury/Agency 1-3 Year Index***	1.34%	4.24%	3.74%	4.94%

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.  Investments cannot be made directly in the Index.

The performance data for Davis Government Bond Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview

Davis Financial Fund’s Class A shares delivered a total return on net asset value of 1.61% for the six-month period ended June 30, 2011. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.02%. The Index’s banking, diversified financial, and insurance industry groups1 all turned in negative performances, as the Index’s financial sector was the only sector of the Index to turn in a negative performance.

Factors Impacting the Fund’s Performance

The Fund’s financial sector holdings out-performed the corresponding sector within the Index (up 2% versus down 3% for the Index). The Fund had a limited amount of assets invested in other sectors. These non-financial holdings, mostly in energy and industrials, overall detracted2 from performance relative to the Index. Iron Mountain3 and Bed Bath & Beyond were among the most important contributors to performance. Canadian Natural Resources and Sino-Forest were among the most important detractors from performance.

Diversified financial companies were the most important contributor to the Fund’s performance. The Fund’s diversified financial companies out-performed the corresponding industry group within the Index (up 8% versus down 5% for the Index). Oaktree, American Express, Visa, Moody’s, and Cielo were among the most important contributors to performance.  Goldman Sachs, Bank of New York Mellon, Julius Baer Group, and First Marblehead were among the most important detractors from performance.  The Fund no longer owns Moody’s.

Insurance companies also made positive contributions to the Fund’s performance. The Fund’s insurance companies out-performed the corresponding industry group within the Index (up 2% versus flat for the Index). Loews, Progressive, and Markel were among the most important contributors to performance. China Life Insurance and Transatlantic Holdings were among the most important detractors from performance.

Banking companies were the most important detractor from the Fund’s performance. The Fund’s banking companies under-performed the corresponding industry group within the Index (down 10% versus down 7% for the Index).  State Bank of India and Wells Fargo were among the most important detractors from performance.

The Fund had approximately 25% of its net assets invested in foreign companies at June 30, 2011. As a whole, those companies under-performed the domestic companies held by the Fund.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, financial services risk, focused portfolio risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, interest rate sensitivity risk, credit risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	21.85%	(0.07)%	2.35%	11.78%	05/01/91	0.89%	0.89%
Class A - with sales charge	16.06%	(1.04)%	1.85%	11.51%	05/01/91	0.89%	0.89%
Class B†, **	16.52%	(1.40)%	1.73%	10.11%	12/27/94	1.99%	1.99%
Class C**	19.72%	(0.95)%	1.45%	4.30%	08/12/97	1.79%	1.79%
Class Y	21.99%	0.03%	2.49%	6.38%	03/10/97	0.76%	0.76%
S&P 500® Index***	30.69%	2.94%	2.72%	8.56%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

In 2009, Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund, adding approximately 1% to the Fund’s total return in 2009.  This was a one-time event that is unlikely to be repeated.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview

Davis Appreciation & Income Fund’s Class A shares delivered a total return on net asset value of 5.12% for the six-month period ended June 30, 2011. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.02%. Every sector1 within the Index, except for financials, delivered positive returns over the six-month period. The sectors within the Index that turned in the strongest performance over the six-month period were health care and energy. The sectors within the Index that turned in the weakest performance over the six-month period were financials and information technology.

Factors Impacting the Fund’s Performance

The Fund’s common and preferred stock holdings were the most important contributor2 to the Fund’s absolute performance. Industrial and consumer staple companies were the two most important contributors to the Fund’s performance. The Fund’s consumer staple companies out-performed the corresponding sector within the Index (up 14% versus up 8% for the Index) while the Fund’s industrial companies under-performed the corresponding sector within the Index (up 6% versus up 8% for the Index). The Fund’s stock holdings in Waste Connections3, Whole Foods Market, and Tyson Foods were among the most important contributors to performance. The Fund’s stock holding in Masco was among the most important detractors from performance.

Among the Fund’s common and preferred stock holdings, material and financial companies were the two most important detractors from the Fund’s absolute performance. The Fund’s financial companies out-performed the corresponding sector within the Index (down 2% versus down 3% for the Index) while the Fund’s material companies under-performed the corresponding sector within the Index (down 8% versus up 4% for the Index). The Fund’s stock holding in American Express was among the most important contributors to performance while stock holdings in Bank of America, Citigroup, Freeport-McMoRan, and Sealed Air were among the most important detractors from performance.

The Fund’s convertible and corporate bonds were also an important contributor to the Fund’s performance, on average earning a positive return, but lagging the Index. Among the most important contributors to performance were bond investments in Valeant Pharmaceuticals, Allegheny Technologies, Digital Realty Trust, and Tyson Foods. Among the most important detractors from performance were bond investments in Eastman Kodak and United States Steel.

Other important contributors to the Fund’s performance included Universal Health Services and News Corp. Other important detractors from the Fund’s performance included Kohl’s and Transocean.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: stock market risk, manager risk, common stock risk, under $10 billion market capitalization risk, foreign country risk, headline risk, fees and expenses risk, extension and prepayment risk, credit risk, interest rate sensitivity risk, changes in debt rating risk, variable current income risk, overburdened issuers risk, priority risk, and difficult to resell risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	27.30%	4.10%	6.16%	8.95%	05/01/92	0.93%	0.93%
Class A - with sales charge	21.25%	3.09%	5.65%	8.67%	05/01/92	0.93%	0.93%
Class B†, **	22.19%	2.85%	5.50%	8.50%	02/03/95	1.83%	1.83%
Class C**	25.31%	3.27%	5.26%	4.71%	08/12/97	1.73%	1.73%
Class Y	27.61%	4.37%	6.41%	7.35%	11/13/96	0.73%	0.73%
S&P 500® Index***	30.69%	2.94%	2.72%	8.39%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Appreciation & Income Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview

Davis Real Estate Fund’s Class A shares delivered a total return on net asset value of 10.10% for the six-month period ended June 30, 2011. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 10.77%. Diversified real estate activities and hotels, resorts & cruise lines were the only sub-industries1 within the Index to deliver negative returns, while office REITs and residential REITs turned in the strongest performances.

Factors Impacting the Fund’s Performance

The Fund had more invested in office REITs than in any other sub-industry and they were the most important contributor2 to the Fund’s absolute performance. The Fund’s office REITs under-performed the corresponding sub-industry within the Index (up 12% versus up 14% for the Index), but had a higher relative average weighting (31% versus 17% for the Index) in this stronger performing sub-industry. DuPont Fabros Technology3, Coresite Realty, Digital Realty Trust, Boston Properties, and Douglas Emmett were among the most important contributors to performance. Corporate Office Properties was among the most important detractors from performance.

Residential REITs were also an important contributor to the Fund’s absolute performance. The Fund’s residential REITs performed in-line with the corresponding sub-industry within the Index (both up 14%), but had a lower relative average weighting (12% versus 17% for the Index). American Campus and Essex Property Trust were among the most important contributors to performance.

Other important contributors to the Fund’s performance included Simon Property Group and Forest City Enterprises. Crown Castle International was the single most important detractor from the Fund’s performance. This single holding accounted for the majority of the Fund’s under-performance relative to the Index. The Fund’s cash position earned very little in today’s low interest rate environment and contributed to the Fund’s performance lagging the Index.  The Fund no longer owns Crown Castle International.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, real estate portfolio risk, focused portfolio risk, under $10 billion market capitalization risk, foreign country risk, variable current income risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1     The companies included in the Wilshire U.S. Real Estate Securities Index are divided into nine sub-industries.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	26.98%	(1.20)%	8.81%	9.94%	01/03/94	1.08%	1.08%
Class A - with sales charge	20.97%	(2.15)%	8.28%	9.64%	01/03/94	1.08%	1.08%
Class B†, **	21.67%	(2.38)%	8.23%	9.68%	12/27/94	2.19%	2.19%
Class C**	25.02%	(1.97)%	7.99%	6.53%	08/13/97	1.90%	1.90%
Class Y	27.37%	(0.85)%	9.21%	9.10%	11/08/96	0.80%	0.80%
S&P 500® Index***	30.69%	2.94%	2.72%	8.17%
Wilshire U.S. Real Estate Securities Index***	35.69%	1.70%	10.44%	10.64%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Stock Holdings)
			Fund	Russell 3000®
Common Stock (U.S.)	78.97%	Information Technology	21.86%	17.76%
Common Stock (Foreign)	14.77%	Health Care	15.93%	11.65%
Stock Warrants	0.51%	Food, Beverage & Tobacco	9.54%	5.03%
Short-Term Investments	4.52%	Materials	8.54%	4.45%
Other Assets & Liabilities	1.23%	Diversified Financials	8.05%	6.06%
	100.00%	Energy	6.31%	11.66%
		Food & Staples Retailing	4.09%	1.91%
		Commercial & Professional Services	3.87%	1.00%
		Capital Goods	3.70%	8.77%
		Consumer Services	3.28%	2.22%
		Insurance	3.23%	3.70%
		Banks	2.75%	3.09%
		Media	2.46%	3.27%
		Consumer Durables & Apparel	2.42%	1.36%
		Other	2.01%	16.08%
		Transportation	1.96%	1.99%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

Oaktree Capital Group LLC, Class A, 144A	Diversified Financial Services	5.25%
Google Inc., Class A	Software & Services	4.62%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	4.05%
CVS Caremark Corp.	Food & Staples Retailing	3.85%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.81%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.42%
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	3.36%
Yum! Brands, Inc.	Consumer Services	3.09%
Coca-Cola Co.	Food, Beverage & Tobacco	3.08%
Sigma-Aldrich Corp.	Materials	2.78%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Fixed Income)

Fixed Income	92.92%	Collateralized Mortgage Obligations	60.56%
Short-Term Investments	6.84%	Fannie Mae Mortgage Pools	35.03%
Other Assets & Liabilities	0.24%	Freddie Mac Mortgage Pools	3.41%
	100.00%	Government Agency Notes	0.78%
		Other Agencies	0.22%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund’s 06/30/11 Net Assets)

Fannie Mae, 2.56%, 05/01/36, Pool No. AL0356	Fannie Mae Mortgage Pools	4.06%
Fannie Mae, 4.00%, 04/25/19	Collateralized Mortgage Obligations	3.46%
Fannie Mae, 5.055%, 11/01/15, Pool No. 387686	Fannie Mae Mortgage Pools	3.29%
Ginnie Mae, 4.00%, 05/20/33	Collateralized Mortgage Obligations	3.28%
Freddie Mac, 4.00%, 01/15/28	Collateralized Mortgage Obligations	3.24%
Freddie Mac, 4.00%, 01/15/26	Collateralized Mortgage Obligations	3.22%
Fannie Mae, 3.495%, 08/01/35, Pool No. AE0866	Fannie Mae Mortgage Pools	3.10%
Fannie Mae, 3.00%, 12/01/20, Pool No. MA0605	Fannie Mae Mortgage Pools	3.07%
Freddie Mac, 4.50%, 05/15/18	Collateralized Mortgage Obligations	2.76%
Freddie Mac, 5.00%, 01/15/34	Collateralized Mortgage Obligations	2.65%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2011 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Portfolio Holdings)

Repurchase Agreements	55.23%	0-30 Days	87.56%
Federal Home Loan Bank	17.08%	31-90 Days	2.05%
Freddie Mac	13.27%	91-180 Days	7.92%
Federal Farm Credit Bank	3.99%	181-397 Days	2.47%
Other Agencies	2.09%		100.00%
Private Export Funding	2.08%
Other Assets & Liabilities	6.26%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Stock Holdings)
			Fund	S&P 500®
Common Stock (U.S.)	75.73%	Diversified Financials	40.66%	6.89%
Common Stock (Foreign)	25.49%	Insurance	30.11%	3.75%
Other Assets & Liabilities	(1.22)%	Banks	15.64%	2.76%
	100.00%	Energy	5.09%	12.78%
		Commercial & Professional Services	4.25%	0.58%
		Food & Staples Retailing	2.06%	2.32%
		Retailing	1.32%	3.57%
		Materials	0.87%	3.66%
		Information Technology	–	17.77%
		Health Care	–	11.70%
		Other	–	34.22%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

American Express Co.	Consumer Finance	9.15%
Oaktree Capital Group LLC, Class A, 144A	Diversified Financial Services	8.64%
Transatlantic Holdings, Inc.	Reinsurance	8.59%
Loews Corp.	Multi-line Insurance	7.60%
Wells Fargo & Co.	Commercial Banks	7.05%
State Bank of India Ltd., GDR	Commercial Banks	6.48%
Canadian Natural Resources Ltd.	Energy	5.15%
Julius Baer Group Ltd.	Capital Markets	4.76%
Markel Corp.	Property & Casualty Insurance	4.69%
Bank of New York Mellon Corp.	Capital Markets	4.65%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Long-Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	48.17%	Real Estate	10.87%	1.72%
Common Stock (Foreign)	3.15%	Energy	10.58%	12.78%
Convertible Bonds	32.02%	Capital Goods	10.35%	8.63%
Preferred Stock	10.98%	Materials	9.45%	3.66%
Corporate Bonds	3.27%	Retailing	9.28%	3.57%
Short-Term Investments	2.25%	Diversified Financials	8.68%	6.89%
Other Assets & Liabilities	0.16%	Information Technology	7.62%	17.77%
	100.00%	Commercial & Professional Services	6.75%	0.58%
		Health Care	6.45%	11.70%
		Food, Beverage & Tobacco	5.64%	5.98%
		Utilities	4.39%	3.38%
		Food & Staples Retailing	2.78%	2.32%
		Other	2.44%	15.38%
		Household & Personal Products	2.38%	2.32%
		Media	2.34%	3.32%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	Real Estate	6.20%
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	Food, Beverage & Tobacco	4.21%
Kohl's Corp.	Retailing	4.17%
Best Buy Co., Inc., Conv. Sub., 2.25%, 01/15/22	Retailing	3.24%
Devon Energy Corp.	Energy	3.24%
Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	Diversified Financial Services	3.17%
Valeant Pharmaceuticals International, Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.15%
Quanta Services, Inc.	Capital Goods	3.13%
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	Materials	2.95%
Universal Health Services, Inc., Class B	Heath Care Equipment & Services	2.94%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Long-Term Portfolio)

				Wilshire U.S.
Common Stock	81.26%			Real Estate
Preferred Stock	7.35%		Fund	Securities Index
Convertible Bonds	3.39%	Office REITs	37.11%	17.04%
Short-Term Investments	8.14%	Residential REITs	16.44%	17.56%
Other Assets & Liabilities	(0.14)%	Specialized REITs	13.86%	25.47%
	100.00%	Retail REITs	11.75%	23.79%
		Industrial REITs	6.43%	5.89%
		Real Estate Operating Companies	5.87%	2.11%
		Other	4.43%	0.50%
		Diversified REITs	4.11%	7.64%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.81%
Alexandria Real Estate Equities, Inc.	Office REITs	5.02%
American Campus Communities, Inc.	Residential REITs	4.82%
DuPont Fabros Technology Inc.	Office REITs	4.64%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	Office REITs	4.02%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.92%
Vornado Realty Trust	Diversified REITs	3.78%
Equity Residential	Residential REITs	3.64%
Entertainment Properties Trust	Specialized REITs	3.14%
Digital Realty Trust, Inc.	Office REITs	3.05%

DAVIS SERIES, INC.	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2011.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads).  Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11-06/30/11)

Davis Opportunity Fund
Class A (annualized expense ratio 1.00%**)
Actual	$1,000.00	$1,034.13	$5.04
Hypothetical	$1,000.00	$1,019.84	$5.01
Class B (annualized expense ratio 1.95%**)
Actual	$1,000.00	$1,028.96	$9.81
Hypothetical	$1,000.00	$1,015.12	$9.74
Class C (annualized expense ratio 1.81%**)
Actual	$1,000.00	$1,029.99	$9.11
Hypothetical	$1,000.00	$1,015.82	$9.05
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$1,035.31	$3.78
Hypothetical	$1,000.00	$1,021.08	$3.76

Davis Government Bond Fund
Class A (annualized expense ratio 0.76%**)
Actual	$1,000.00	$1,010.16	$3.79
Hypothetical	$1,000.00	$1,021.03	$3.81
Class B (annualized expense ratio 1.65%**)
Actual	$1,000.00	$1,007.51	$8.21
Hypothetical	$1,000.00	$1,016.61	$8.25
Class C (annualized expense ratio 1.59%**)
Actual	$1,000.00	$1,006.05	$7.91
Hypothetical	$1,000.00	$1,016.91	$7.95
Class Y (annualized expense ratio 0.61%**)
Actual	$1,000.00	$1,010.90	$3.04
Hypothetical	$1,000.00	$1,021.77	$3.06

Davis Government Money Market Fund
Class A, B, C, & Y (annualized expense ratio 0.12%**)
Actual	$1,000.00	$1,000.30	$0.60
Hypothetical	$1,000.00	$1,024.20	$0.60

Davis Financial Fund
Class A (annualized expense ratio 0.89%**)
Actual	$1,000.00	$1,016.05	$4.45
Hypothetical	$1,000.00	$1,020.38	$4.46
Class B (annualized expense ratio 1.99%**)
Actual	$1,000.00	$1,010.26	$9.92
Hypothetical	$1,000.00	$1,014.93	$9.94
Class C (annualized expense ratio 1.79%**)
Actual	$1,000.00	$1,011.42	$8.93
Hypothetical	$1,000.00	$1,015.92	$8.95
Class Y (annualized expense ratio 0.76%**)
Actual	$1,000.00	$1,016.31	$3.80
Hypothetical	$1,000.00	$1,021.03	$3.81

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11-06/30/11)

Davis Appreciation & Income Fund
Class A (annualized expense ratio 0.93%**)
Actual	$1,000.00	$1,051.18	$4.73
Hypothetical	$1,000.00	$1,020.18	$4.66
Class B (annualized expense ratio 1.83%**)
Actual	$1,000.00	$1,046.50	$9.29
Hypothetical	$1,000.00	$1,015.72	$9.15
Class C (annualized expense ratio 1.73%**)
Actual	$1,000.00	$1,046.78	$8.78
Hypothetical	$1,000.00	$1,016.22	$8.65
Class Y (annualized expense ratio 0.73%**)
Actual	$1,000.00	$1,052.16	$3.71
Hypothetical	$1,000.00	$1,021.17	$3.66

Davis Real Estate Fund
Class A (annualized expense ratio 1.08%**)
Actual	$1,000.00	$1,101.02	$5.63
Hypothetical	$1,000.00	$1,019.44	$5.41
Class B (annualized expense ratio 2.19%**)
Actual	$1,000.00	$1,095.53	$11.38
Hypothetical	$1,000.00	$1,013.93	$10.94
Class C (annualized expense ratio 1.90%**)
Actual	$1,000.00	$1,097.15	$9.88
Hypothetical	$1,000.00	$1,015.37	$9.49
Class Y (annualized expense ratio 0.80%**)
Actual	$1,000.00	$1,102.65	$4.17
Hypothetical	$1,000.00	$1,020.83	$4.01

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.74%)
CONSUMER DISCRETIONARY – (8.67%)
Consumer Durables & Apparel – (2.28%)
Hunter Douglas NV (Netherlands)	280,979	$13,756,340
Consumer Services – (3.09%)
Yum! Brands, Inc.	337,570	18,647,367
Media – (2.31%)
Grupo Televisa S.A., ADR (Mexico)	230,660	5,674,236
Walt Disney Co.	212,110	8,280,774
		13,955,010

Retailing – (0.99%)
Expedia, Inc.	205,220	5,950,354
	Total Consumer Discretionary	52,309,071
CONSUMER STAPLES – (12.85%)
Food & Staples Retailing – (3.85%)
CVS Caremark Corp.	617,780	23,216,173
Food, Beverage & Tobacco – (9.00%)
Coca-Cola Co.	275,590	18,544,451
Heineken Holding NV (Netherlands)	194,065	9,934,849
Kraft Foods Inc., Class A	574,700	20,246,681
Nestle S.A. (Switzerland)	88,640	5,515,933
		54,241,914
	Total Consumer Staples	77,458,087
ENERGY – (5.95%)
Devon Energy Corp.	74,692	5,886,477
Occidental Petroleum Corp.	97,334	10,126,629
Tenaris S.A., ADR (Argentina)	195,110	8,922,380
Transocean Ltd.	169,029	10,912,512
	Total Energy	35,847,998
FINANCIALS – (12.71%)
Banks – (2.08%)
Commercial Banks – (2.08%)
Banco Santander Brasil S.A., ADS (Brazil)	162,040	1,897,488
U.S. Bancorp	52,120	1,329,581
Wells Fargo & Co.	331,860	9,311,992
		12,539,061

Diversified Financials – (7.59%)
Capital Markets – (2.24%)
Bank of New York Mellon Corp.	325,610	8,342,128
Charles Schwab Corp.	312,300	5,137,335
		13,479,463

Diversified Financial Services – (5.35%)
Oaktree Capital Group LLC, Class A, 144A (a)	626,590	31,642,795
Visa Inc., Class A	7,500	631,950
		32,274,745
		45,754,208

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (3.04%)
Property & Casualty Insurance – (2.21%)
Berkshire Hathaway Inc., Class B *	53,831	$4,165,981
Markel Corp. *	23,157	9,188,929
		13,354,910

Reinsurance – (0.83%)
Transatlantic Holdings, Inc.	102,345	5,015,929
		18,370,839
	Total Financials	76,664,108
HEALTH CARE – (15.01%)
Health Care Equipment & Services – (5.70%)
Baxter International Inc.	175,250	10,460,672
Becton, Dickinson and Co.	171,264	14,757,819
IDEXX Laboratories, Inc. *	117,610	9,122,420
		34,340,911

Pharmaceuticals, Biotechnology & Life Sciences – (9.31%)
Agilent Technologies, Inc. *	112,534	5,751,613
Johnson & Johnson	367,140	24,422,153
Merck & Co., Inc.	650,306	22,949,299
Pfizer Inc.	98,960	2,038,576
Techne Corp.	11,990	999,546
		56,161,187
	Total Health Care	90,502,098
INDUSTRIALS – (8.98%)
Capital Goods – (3.48%)
ABB Ltd., ADR (Switzerland)	184,620	4,790,889
Blount International, Inc. *	627,978	10,970,776
Lockheed Martin Corp.	64,828	5,249,123
		21,010,788

Commercial & Professional Services – (3.65%)
Iron Mountain Inc.	114,520	3,903,987
Nielsen Holdings N.V. *	438,820	13,673,631
RPX Corp. *	156,640	4,397,668
		21,975,286

Transportation – (1.85%)
Clark Holdings, Inc. *(b)	958,000	246,349
Kuehne & Nagel International AG (Switzerland)	71,876	10,919,759
		11,166,108
	Total Industrials	54,152,182
INFORMATION TECHNOLOGY – (20.60%)
Semiconductors & Semiconductor Equipment – (3.89%)
Intel Corp.	127,810	2,830,991
Texas Instruments Inc.	628,130	20,621,508
		23,452,499

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (13.36%)
Activision Blizzard, Inc.	613,770	$7,171,902
Bankrate Inc. *	649,260	10,764,731
Google Inc., Class A *	55,083	27,886,044
International Business Machines Corp.	16,714	2,867,287
Microsoft Corp.	601,760	15,636,734
SAP AG, ADR (Germany)	139,911	8,485,602
Youku.com Inc., ADR (China)*	225,120	7,732,872
		80,545,172

Technology Hardware & Equipment – (3.35%)
Harris Corp.	85,110	3,835,057
Hewlett-Packard Co.	450,564	16,400,529
		20,235,586
	Total Information Technology	124,233,257
MATERIALS – (8.05%)
Air Products and Chemicals, Inc.	82,110	7,848,074
Monsanto Co.	127,880	9,276,415
Sherwin-Williams Co.	104,300	8,747,641
Sigma-Aldrich Corp.	228,200	16,740,752
Sino-Forest Corp. (Canada)*	960,530	3,186,993
Yingde Gases Group Co. Ltd. (China)*	2,948,580	2,720,595
	Total Materials	48,520,470
TELECOMMUNICATION SERVICES – (0.92%)
America Movil SAB de C.V., Series L, ADR (Mexico)	102,720	5,534,554
	Total Telecommunication Services	5,534,554
TOTAL COMMON STOCK – (Identified cost $444,994,989)		565,221,825
STOCK WARRANTS – (0.51%)
FINANCIALS – (0.51%)
Banks – (0.51%)
Commercial Banks – (0.51%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	330,600	3,077,886
TOTAL STOCK WARRANTS – (Identified cost $2,628,772)		3,077,886
SHORT-TERM INVESTMENTS – (4.52%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $27,262,053 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $27,807,240)	$27,262,000	27,262,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $27,262,000)		27,262,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2011 (Unaudited)

Total Investments – (98.77%) – (Identified cost $474,885,761) – (c)	$595,561,711
Other Assets Less Liabilities – (1.23%)	7,410,100
Net Assets – (100.00%)	$602,971,811

ADR: American Depositary Receipt
ADS: American Depositary Share
* Non-Income producing security.
(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $31,642,795 or 5.25% of the Fund's net assets as of June 30, 2011.

(b)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2011.  The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2011, amounts to $246,349.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2010	Gross Additions	Gross Reductions	Shares June 30, 2011	Dividend Income
Clark Holdings, Inc.	958,000	–	–	958,000	$–

(c)	Aggregate cost for federal income tax purposes is $486,710,478. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$136,603,186
	Unrealized depreciation	(27,751,953)
	Net unrealized appreciation	$108,851,233

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
GOVERNMENT AGENCY NOTES – (0.73%)
Fannie Mae, 4.00%, 01/28/13	$400,000	$422,300
Federal Home Loan Bank, 5.30%, 06/15/12	682,513	703,905
TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $1,090,977)		1,126,205
MORTGAGES – (91.99%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (56.27%)
Fannie Mae, 4.50%, 01/25/14	207,497	214,055
Fannie Mae, 3.50%, 09/25/16	185,903	186,736
Fannie Mae, 5.00%, 02/25/17	169,901	170,774
Fannie Mae, 4.00%, 01/25/19	1,181,715	1,240,342
Fannie Mae, 4.00%, 02/25/19	1,800,000	1,905,786
Fannie Mae, 4.00%, 04/25/19	5,000,000	5,361,509
Fannie Mae, 4.50%, 07/25/21	84,127	84,442
Fannie Mae, 4.00%, 07/25/23	2,927,942	3,054,414
Fannie Mae, 4.00%, 11/25/23	2,235,135	2,332,559
Fannie Mae, 5.50%, 03/25/28	13,032	13,035
Fannie Mae, 0.3858%, 02/25/37 (a)	312,938	308,518
Fannie Mae, 0.4358%, 03/25/37 (a)	1,882,923	1,873,794
Fannie Mae, 0.6858%, 06/25/38 (a)	996,010	999,715
Freddie Mac, 4.50%, 05/15/16	16,421	16,430
Freddie Mac, 4.00%, 09/15/16	549,582	552,391
Freddie Mac, 4.00%, 01/15/17	400,408	407,064
Freddie Mac, 3.50%, 01/15/18	381,674	393,813
Freddie Mac, 5.00%, 01/15/18	385,932	390,480
Freddie Mac, 4.50%, 05/15/18	4,000,000	4,282,918
Freddie Mac, 4.00%, 06/15/18	1,296,512	1,315,488
Freddie Mac, 4.50%, 07/15/18	1,556,582	1,647,170
Freddie Mac, 4.00%, 10/15/18	2,875,000	3,082,515
Freddie Mac, 5.00%, 05/15/19	230,844	234,443
Freddie Mac, 5.00%, 12/15/22	598,735	603,247
Freddie Mac, 4.50%, 09/15/23	2,863,749	3,022,340
Freddie Mac, 1.2375%, 03/15/24 (a)	3,422,036	3,474,593
Freddie Mac, 3.50%, 07/15/24	3,445,383	3,591,403
Freddie Mac, 4.00%, 01/15/26	4,722,108	4,990,387
Freddie Mac, 5.00%, 05/15/27	64,767	64,984
Freddie Mac, 4.00%, 01/15/28	4,762,602	5,019,439
Freddie Mac, 5.00%, 09/15/28	1,135,781	1,142,001
Freddie Mac, 4.50%, 06/15/29	2,194,496	2,209,861
Freddie Mac, 6.00%, 03/15/30	621	621
Freddie Mac, 4.50%, 04/15/32	2,500,000	2,688,633
Freddie Mac, 4.25%, 06/15/33	399,911	406,826
Freddie Mac, 5.00%, 01/15/34	3,933,158	4,107,862
Freddie Mac, 4.50%, 08/15/36	3,045,902	3,225,455
Freddie Mac, 0.5871%, 11/15/37 (a)	3,845,488	3,851,185
Freddie Mac Reference REMIC, 5.125%, 06/15/18	2,054,987	2,109,870

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 4.50%, 10/20/20	$1,097,059	$1,113,816
Ginnie Mae, 4.00%, 11/20/30	3,024,933	3,127,543
Ginnie Mae, 5.00%, 02/16/32	2,564,392	2,615,912
Ginnie Mae, 5.00%, 08/20/32	755,121	760,484
Ginnie Mae, 4.00%, 05/20/33	4,726,539	5,081,184
Ginnie Mae, 6.1522%, 04/20/37 (a)	3,516,896	3,916,519
	Total Collateralized Mortgage Obligations	87,192,556
FANNIE MAE POOLS – (32.56%)
4.50%, 08/01/11, Pool No. 255388	68,394	68,560
4.562%, 01/01/15, Pool No. 725788	1,123,281	1,201,156
5.055%, 11/01/15, Pool No. 387686	4,651,128	5,095,221
6.00%, 09/01/17, Pool No. 665776	1,538,506	1,683,094
5.00%, 03/01/18, Pool No. 357369	683,720	736,958
4.50%, 08/01/18, Pool No. 254833	1,323,063	1,414,971
4.00%, 01/01/19, Pool No. 976841	968,884	1,026,250
3.50%, 09/01/20, Pool No. MA0521	2,474,028	2,584,173
3.00%, 12/01/20, Pool No. MA0605	4,635,073	4,751,241
4.00%, 07/01/25, Pool No. AD7151	2,995,522	3,127,948
6.50%, 07/01/32, Pool No. 635069	127,382	145,311
2.061%, 10/01/32, Pool No. 648917 (b)	1,138,623	1,180,333
4.835%, 05/01/35, Pool No. 826242 (b)	652,243	700,630
3.495%, 08/01/35, Pool No. AE0866 (b)	4,533,031	4,805,093
3.325%, 11/01/35, Pool No. AL0130 (b)	3,831,030	4,054,246
4.92%, 01/01/36, Pool No. 848973 (b)	762,537	805,094
5.611%, 04/01/36, Pool No. 851605 (b)	751,522	800,816
2.56%, 05/01/36, Pool No. AL0356 (b)	5,935,837	6,295,650
2.926%, 11/01/36, Pool No. AE0870 (b)	1,863,102	1,976,864
6.50%, 09/01/37, Pool No. AA0924	2,246,057	2,508,041
4.025%, 03/01/39, Pool No. AE0362 (b)	3,204,681	3,341,479
2.832%, 01/01/40, Pool No. AD0881 (b)	2,032,296	2,139,797
	Total Fannie Mae Pools	50,442,926
FREDDIE MAC POOLS – (3.16%)
5.00%, 03/01/12, Pool No. M80963	338,991	344,254
3.50%, 04/01/12, Pool No. M80974	569,848	574,895
5.00%, 05/01/12, Pool No. M80971	536,345	547,651
4.00%, 12/01/12, Pool No. M81008	432,109	443,868
5.50%, 12/01/18, Pool No. G11684	915,609	996,469
5.50%, 06/01/22, Pool No. G12688	606,385	657,473
2.628%, 12/01/34, Pool No. 1H1238 (b)	382,567	403,330
2.704%, 04/01/36, Pool No. 848422 (b)	882,736	934,341
	Total Freddie Mac Pools	4,902,281
TOTAL MORTGAGES – (Identified cost $141,498,407)		142,537,763

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
OTHER AGENCIES – (0.20%)
Housing Urban Development, 6.00%, 08/01/20	$300,000	$315,429
TOTAL OTHER AGENCIES – (Identified cost $312,778)		315,429
SHORT-TERM INVESTMENTS – (6.84%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $10,606,021 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $10,818,120)	10,606,000	10,606,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,606,000)		10,606,000
Total Investments – (99.76%) – (Identified cost $153,508,162) – (c)		154,585,397
Other Assets Less Liabilities – (0.24%)		364,421
	Net Assets – (100.00%)	$154,949,818

(a)
The interest rates on floating rate securities, shown as of June 30, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of June 30, 2011, may change daily or less frequently and are based on indices of market interest rates.
(c)	Aggregate cost for federal income tax purposes is $153,508,162. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,568,533
Unrealized depreciation	(491,298)
Net unrealized appreciation	$1,077,235

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
FEDERAL FARM CREDIT BANK – (3.99%)
4.25%, 07/11/11	$300,000	$300,321
0.331%, 09/15/11 (a)	3,500,000	3,500,620
0.30%, 09/16/11 (a)	1,800,000	1,800,153
4.625%, 12/08/11	1,000,000	1,019,167
2.00%, 01/17/12	500,000	504,889
0.09%, 04/20/12 (a)	4,500,000	4,500,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $11,625,150)		11,625,150
FEDERAL HOME LOAN BANK – (17.08%)
0.09%, 07/11/11 (a)	9,000,000	8,999,900
1.625%, 07/27/11	5,000,000	5,004,984
5.375%, 08/19/11	300,000	301,977
4.875%, 11/18/11	2,845,000	2,895,709
0.285%, 11/28/11 (a)	4,600,000	4,602,209
0.32%, 12/06/11	245,000	245,079
4.75%, 12/09/11	750,000	764,678
0.18%, 12/21/11	1,400,000	1,400,112
0.75%, 12/21/11	200,000	200,478
1.00%, 12/28/11	250,000	251,016
2.10%, 01/26/12	500,000	505,398
0.22%, 02/28/12 (a)	6,625,000	6,629,158
0.195%, 03/23/12 (a)	4,500,000	4,503,490
0.12%, 06/22/12 (a)	9,000,000	9,000,000
0.00%, 07/02/12 (a)	4,500,000	4,500,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $49,804,188)		49,804,188
FREDDIE MAC – (13.27%)
5.25%, 07/18/11	5,150,000	5,162,083
0.1458%, 09/19/11 (a)	11,500,000	11,499,754
0.1858%, 10/26/11 (a)	1,510,000	1,510,198
0.21%, 11/07/11 (a)	5,170,000	5,172,355
1.54%, 12/15/11	9,000,000	9,057,046
0.1496%, 02/10/12 (a)	1,800,000	1,800,122
0.1696%, 05/11/12 (a)	4,500,000	4,501,209
TOTAL FREDDIE MAC – (Identified cost $38,702,767)		38,702,767
OTHER AGENCIES – (2.09%)
AID - Israel, 0.3489%, 05/15/12 (Israel) (b)	4,500,000	4,486,347
FICO Strip, 0.3247%, 03/26/12 (b)	1,000,000	997,615
RFCO Strip, 0.5053%, 07/15/11 (b)	600,000	599,884
TOTAL OTHER AGENCIES – (Identified cost $6,083,846)		6,083,846
PRIVATE EXPORT FUNDING – (2.08%)
4.90%, 12/15/11	5,950,000	6,076,348
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $6,076,348)		6,076,348

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
REPURCHASE AGREEMENTS – (55.23%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $161,080,313 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $164,301,600)	$161,080,000	$161,080,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $161,080,000)		161,080,000
	Total Investments – (93.74%) – (Identified cost $273,372,299) – (c)	273,372,299
	Other Assets Less Liabilities – (6.26%)	18,255,139
	Net Assets – (100.00%)	$291,627,438

(a)
The interest rates on floating rate securities, shown as of June 30, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for federal income tax purposes is $273,372,299.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (101.22%)
CONSUMER DISCRETIONARY – (1.33%)
Retailing – (1.33%)
Bed Bath & Beyond Inc. *	130,000	$7,587,450
	Total Consumer Discretionary	7,587,450
CONSUMER STAPLES – (2.09%)
Food & Staples Retailing – (2.09%)
CVS Caremark Corp.	315,500	11,856,490
	Total Consumer Staples	11,856,490
ENERGY – (5.15%)
Canadian Natural Resources Ltd. (Canada)	698,790	29,251,349
	Total Energy	29,251,349
FINANCIALS – (87.46%)
Banks – (15.83%)
Commercial Banks – (15.83%)
Banco Santander Brasil S.A., ADS (Brazil)	139,900	1,638,229
ICICI Bank Ltd., ADR (India)	121,697	5,999,662
SKBHC Holdings LLC *(a)	878	2,853,406
State Bank of India Ltd., GDR (India)	334,149	36,811,290
U.S. Bancorp	101,671	2,593,627
Wells Fargo & Co.	1,427,319	40,050,571
		89,946,785

Diversified Financials – (41.16%)
Capital Markets – (18.92%)
Ameriprise Financial, Inc.	131,154	7,564,963
Bank of New York Mellon Corp.	1,030,874	26,410,992
Brookfield Asset Management Inc., Class A (Canada)	697,390	23,132,426
Charles Schwab Corp.	125,998	2,072,667
GAM Holding Ltd. (Switzerland)	16,768	275,891
Goldman Sachs Group, Inc.	138,492	18,431,900
Julius Baer Group Ltd. (Switzerland)	655,068	27,059,565
T. Rowe Price Group Inc.	41,530	2,505,505
		107,453,909

Consumer Finance – (9.56%)
American Express Co. (b)	1,005,482	51,983,419
First Marblehead Corp. *	1,305,032	2,309,907
		54,293,326

Diversified Financial Services – (12.68%)
Bank of America Corp.	121,264	1,329,053
Cielo S.A. (Brazil)	196,920	4,920,950
Oaktree Capital Group LLC, Class A, 144A (c)	972,000	49,086,000
RHJ International (Belgium)*	47,264	340,436
RHJ International, 144A (Belgium)*(a)(c)	396,550	2,857,420
Visa Inc., Class A	160,137	13,493,144
		72,027,003
		233,774,238

Insurance – (30.47%)
Life & Health Insurance – (1.32%)
China Life Insurance Co., Ltd., ADR (China)	144,727	7,502,648

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Multi-line Insurance – (7.60%)
Loews Corp. (b)	1,025,545	$43,165,189
Property & Casualty Insurance – (10.11%)
ACE Ltd.	111,996	7,371,577
Markel Corp. *	67,186	26,660,076
Progressive Corp. (Ohio)	1,094,565	23,401,800
		57,433,453

Reinsurance – (11.44%)
Everest Re Group, Ltd.	197,972	16,184,211
Transatlantic Holdings, Inc.	996,096	48,818,665
		65,002,876
		173,104,166

	Total Financials	496,825,189
INDUSTRIALS – (4.31%)
Commercial & Professional Services – (4.31%)
Iron Mountain Inc.	717,600	24,462,984
	Total Industrials	24,462,984
MATERIALS – (0.88%)
Sino-Forest Corp. (Canada)*	1,504,000	4,990,202
	Total Materials	4,990,202
TOTAL COMMON STOCK – (Identified cost $401,933,545)		574,973,664
Total Investments – (101.22%) – (Identified cost $401,933,545) – (d)		574,973,664
Liabilities Less Other Assets – (1.22%)		(6,949,358)
	Net Assets – (100.00%)	$568,024,306

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt

*	Non-Income producing security.
(a)	Restricted Security – See Note 8 of the Notes to Financial Statements.
(b)	A portion of these securities is pledged to cover unfunded capital commitments at June 30, 2011.
(c)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $51,943,420 or 9.14% of the Fund's net assets as of June 30, 2011.

(d)	Aggregate cost for federal income tax purposes is $406,522,446. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$220,162,221
Unrealized depreciation	(51,711,003)
Net unrealized appreciation	$168,451,218

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (51.32%)
CONSUMER DISCRETIONARY – (7.79%)
Consumer Durables & Apparel – (0.28%)
Toll Brothers, Inc. *	65,400	$1,356,396
Media – (2.28%)
News Corp., Class A	621,300	10,993,903
Retailing – (5.23%)
Amazon.com, Inc. *	24,713	5,052,944
Kohl's Corp.	401,800	20,094,018
		25,146,962
	Total Consumer Discretionary	37,497,261
CONSUMER STAPLES – (6.33%)
Food & Staples Retailing – (2.72%)
Whole Foods Market, Inc.	206,000	13,071,730
Food, Beverage & Tobacco – (1.29%)
Tyson Foods, Inc., Class A	319,700	6,208,574
Household & Personal Products – (2.32%)
Avon Products, Inc.	399,700	11,191,600
	Total Consumer Staples	30,471,904
ENERGY – (7.81%)
Devon Energy Corp.	198,100	15,612,261
Nabors Industries Ltd. *	494,900	12,194,336
Transocean Ltd.	151,431	9,776,385
	Total Energy	37,582,982
FINANCIALS – (4.49%)
Diversified Financials – (4.49%)
Consumer Finance – (2.52%)
ADFITECH, Inc. *	266,000	791,350
American Express Co.	219,000	11,322,300
		12,113,650

Diversified Financial Services – (1.97%)
Bank of America Corp.	733,876	8,043,281
Citigroup Inc.	35,186	1,465,145
		9,508,426
		21,622,076
	Total Financials	21,622,076
HEALTH CARE – (6.09%)
Health Care Equipment & Services – (2.94%)
Universal Health Services, Inc., Class B	274,500	14,144,985
Pharmaceuticals, Biotechnology & Life Sciences – (3.15%)
Valeant Pharmaceuticals International, Inc. (Canada)*	292,546	15,200,690
	Total Health Care	29,345,675
INDUSTRIALS – (10.46%)
Capital Goods – (6.28%)
General Electric Co.	465,200	8,773,672
Masco Corp.	529,500	6,369,885
Quanta Services, Inc. *	745,790	15,064,958
		30,208,515
Commercial & Professional Services – (4.18%)
School Specialty, Inc. *	503,863	7,243,031

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (Continued)
Waste Connections, Inc.	405,750	$12,874,447
		20,117,478
	Total Industrials	50,325,993
INFORMATION TECHNOLOGY – (3.55%)
Semiconductors & Semiconductor Equipment – (3.55%)
Fairchild Semiconductor International, Inc. *	421,897	7,049,899
Intel Corp.	147,300	3,262,695
International Rectifier Corp. *	242,100	6,771,537
		17,084,131
	Total Information Technology	17,084,131
MATERIALS – (3.34%)
Freeport-McMoRan Copper & Gold Inc.	158,482	8,383,698
Sealed Air Corp.	323,000	7,684,170
	Total Materials	16,067,868
UTILITIES – (1.46%)
AES Corp. *	551,700	7,028,658
	Total Utilities	7,028,658
TOTAL COMMON STOCK – (Identified cost $225,511,009)		247,026,548
PREFERRED STOCK – (10.98%)
CONSUMER DISCRETIONARY – (0.20%)
Automobiles & Components – (0.20%)
General Motors Co., 4.75%, Series B, Conv. Pfd.	20,000	973,600
	Total Consumer Discretionary	973,600
FINANCIALS – (5.77%)
Diversified Financials – (3.77%)
Diversified Financial Services – (3.77%)
Citigroup Capital XII, 8.50%, TRUPS	113,800	2,926,799
Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	127,200	15,241,740
		18,168,539
Real Estate – (2.00%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	374,010	9,630,758
	Total Financials	27,799,297
INDUSTRIALS – (2.19%)
Capital Goods – (0.99%)
United Rentals Trust I, 6.50%, Conv. Pfd.	104,241	4,742,966
Transportation – (1.20%)
Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	153,200	5,783,300
	Total Industrials	10,526,266
UTILITIES – (2.82%)
AES Trust III, 6.75%, Conv. Pfd.	274,410	13,583,295
	Total Utilities	13,583,295
TOTAL PREFERRED STOCK – (Identified cost $40,834,194)		52,882,458

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
CONVERTIBLE BONDS – (32.02%)
CONSUMER DISCRETIONARY – (3.93%)
Consumer Durables & Apparel – (0.69%)
Eastman Kodak Co., Conv. Sr. Notes, 7.00%, 04/01/17	$3,800,000	$3,334,500
Retailing – (3.24%)
Best Buy Co., Inc., Conv. Sub., 2.25%, 01/15/22	15,420,000	15,612,750
	Total Consumer Discretionary	18,947,250
CONSUMER STAPLES – (4.21%)
Food, Beverage & Tobacco – (4.21%)
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	15,672,000	20,295,240
	Total Consumer Staples	20,295,240
ENERGY – (2.52%)
Transocean Inc., Conv. Sr. Notes, 1.50%, 12/15/37	12,300,000	12,115,500
	Total Energy	12,115,500
FINANCIALS – (8.36%)
Diversified Financials – (0.06%)
Capital Markets – (0.06%)
Janus Capital Group Inc., Conv. Sr. Notes, 3.25%, 07/15/14	250,000	271,875
Real Estate – (8.30%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	6,650,000	10,087,219
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	21,850,000	29,866,218
		39,953,437
	Total Financials	40,225,312
INDUSTRIALS – (3.22%)
Capital Goods – (0.81%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	1,615,000	3,876,000
Commercial & Professional Services – (2.41%)
School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	10,900,000	11,608,500
	Total Industrials	15,484,500
INFORMATION TECHNOLOGY – (3.89%)
Semiconductors & Semiconductor Equipment – (3.89%)
Intel Corp., Conv. Jr. Sub. Deb., 2.95%, 12/15/35	9,050,000	9,400,688
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	7,600,000	9,310,000
		18,710,688
	Total Information Technology	18,710,688
MATERIALS – (5.89%)
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	8,555,000	14,201,300
United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	8,872,000	14,139,750
	Total Materials	28,341,050
TOTAL CONVERTIBLE BONDS – (Identified cost $128,811,529)		154,119,540
CORPORATE BONDS – (3.27%)
CONSUMER DISCRETIONARY – (0.58%)
Retailing – (0.58%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	2,400,000	2,819,530
	Total Consumer Discretionary	2,819,530

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
CORPORATE BONDS – (CONTINUED)
FINANCIALS – (0.46%)
Diversified Financials – (0.15%)
Consumer Finance – (0.15%)
ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	$1,040,991	$727,454
Real Estate – (0.31%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	1,496,250
	Total Financials	2,223,704
HEALTH CARE – (0.20%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.20%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (a)	1,000,000	955,000
	Total Health Care	955,000
INDUSTRIALS – (2.03%)
Capital Goods – (2.03%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	9,500,000	9,769,714
	Total Industrials	9,769,714
TOTAL CORPORATE BONDS – (Identified cost $23,805,371)		15,767,948
SHORT-TERM INVESTMENTS – (2.25%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $10,827,021 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $11,043,540)	10,827,000	10,827,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,827,000)		10,827,000
Total Investments – (99.84%) – (Identified cost $429,789,103) – (c)		480,623,494
Other Assets Less Liabilities – (0.16%)		752,117
	Net Assets – (100.00%)	$481,375,611

T-DECS: Tangible Dividend Enhanced Common Stock
TRUPS: Trust Preferred Securities
* Non-Income producing security.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2011 (Unaudited)

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $11,042,219 or 2.29% of the Fund's net assets as of June 30, 2011.

(b)	This security is in default. See Note 1 of the Notes to Financial Statements.
(c)	Aggregate cost for federal income tax purposes is $429,837,082. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$91,673,205
Unrealized depreciation	(40,886,793)
Net unrealized appreciation	$50,786,412

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (81.26%)
FINANCIALS – (79.00%)
Real Estate – (79.00%)
Real Estate Investment Trusts (REITs) – (72.34%)
Diversified REITs – (3.78%)
Vornado Realty Trust	121,914	$11,359,946
Industrial REITs – (4.53%)
DCT Industrial Trust Inc.	1,238,900	6,479,447
EastGroup Properties, Inc.	167,300	7,111,923
		13,591,370
Office REITs – (26.28%)
Alexandria Real Estate Equities, Inc.	194,613	15,066,939
BioMed Realty Trust, Inc.	244,400	4,702,256
Boston Properties, Inc.	84,900	9,012,984
Brandywine Realty Trust	724,300	8,394,637
Coresite Realty Corp.	450,800	7,393,120
Corporate Office Properties Trust	263,538	8,198,667
Digital Realty Trust, Inc.	148,400	9,168,152
Douglas Emmett, Inc.	154,200	3,067,038
DuPont Fabros Technology Inc.	552,500	13,923,000
		78,926,793
Residential REITs – (15.12%)
American Campus Communities, Inc.	407,600	14,477,952
Education Realty Trust, Inc.	370,000	3,170,900
Equity Residential	182,000	10,920,000
Essex Property Trust, Inc.	65,300	8,834,437
Post Properties, Inc.	69,500	2,832,820
UDR, Inc.	211,000	5,180,050
		45,416,159
Retail REITs – (9.87%)
CBL & Associates Properties, Inc.	202,500	3,671,325
Regency Centers Corp.	193,500	8,508,195
Simon Property Group, Inc.	150,182	17,455,654
		29,635,174
Specialized REITs – (12.76%)
Cogdell Spencer, Inc.	822,547	4,927,057
Entertainment Properties Trust	202,000	9,433,400
LaSalle Hotel Properties	212,100	5,586,714
Plum Creek Timber Co., Inc.	79,500	3,222,930
Public Storage	56,000	6,384,560
U-Store-It Trust	208,500	2,193,420
Ventas, Inc.	124,300	6,551,853
		38,299,934
		217,229,376

Real Estate Management & Development – (6.66%)
Real Estate Operating Companies – (4.85%)
Brookdale Senior Living Inc. *	115,500	2,800,875
Forest City Enterprises, Inc., Class A *	630,154	11,764,975
		14,565,850

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
Real Estate Services – (1.81%)
CB Richard Ellis Group, Inc., Class A *	216,300	$5,431,293
		19,997,143
		237,226,519
	Total Financials	237,226,519
TELECOMMUNICATION SERVICES – (2.26%)
American Tower Corp., Class A *	129,900	6,797,667
	Total Telecommunication Services	6,797,667
TOTAL COMMON STOCK – (Identified cost $188,323,749)		244,024,186
PREFERRED STOCK – (7.35%)
FINANCIALS – (7.35%)
Real Estate – (7.35%)
Real Estate Investment Trusts (REITs) – (7.35%)
Industrial REITs – (1.39%)
ProLogis, Inc., 6.75%, Series M	171,000	4,187,790
Office REITs – (5.02%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	468,943	12,075,282
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	79,500	2,993,668
		15,068,950
Retail REITs – (0.94%)
CBL & Associates Properties, Inc., 7.375%, Series D	114,160	2,825,460
	Total Financials	22,082,200
TOTAL PREFERRED STOCK – (Identified cost $10,254,696)		22,082,200
CONVERTIBLE BONDS – (3.39%)
FINANCIALS – (3.39%)
Real Estate – (3.39%)
Real Estate Investment Trusts (REITs) – (2.84%)
Office REITs – (2.84%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	7,303,753
SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,230,000	1,236,150
		8,539,903
Real Estate Management & Development – (0.55%)
Real Estate Operating Companies – (0.55%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,645,800
	Total Financials	10,185,703
TOTAL CONVERTIBLE BONDS – (Identified cost $7,068,303)		10,185,703

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (8.14%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $24,428,047 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $24,916,560)	$24,428,000	$24,428,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $24,428,000)		24,428,000
	Total Investments – (100.14%) – (Identified cost $230,074,748) – (b)	300,720,089
	Liabilities Less Other Assets – (0.14%)	(429,576)
	Net Assets – (100.00%)	$300,290,513

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $8,539,903 or 2.84% of the Fund's net assets as of June 30, 2011.

(b)	Aggregate cost for federal income tax purposes is $243,040,698. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$68,173,449
Unrealized depreciation	(10,494,058)
Net unrealized appreciation	$57,679,391

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2011 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments):
Unaffiliated companies	$595,315,362	$154,585,397	$273,372,299	$574,973,664	$480,623,494	$300,720,089
Affiliated companies	246,349	–	–	–	–	–
Cash	–	4,037	14,062	97,727	4,101	7,145
Receivables:
Capital stock sold	2,276,442	332,704	22,956,212	344,415	911,880	260,755
Dividends and interest	1,193,280	462,064	230,792	893,975	1,297,130	1,248,406
Investment securities sold	6,407,274	477,794	–	130,281	–	–
Prepaid expenses	6,449	485	3,090	5,187	1,637	2,140
Due from Adviser	–	–	51,500	–	–	–
Total assets	605,445,156	155,862,481	296,627,955	576,445,249	482,838,242	302,238,535
LIABILITIES:
Cash overdraft	84,173	–	–	–	–	–
Payables:
Capital stock redeemed	1,570,747	674,738	270,442	6,899,798	892,425	1,494,648
Distributions payable	–	53,167	155	–	–	–
Investment securities purchased	–	–	4,500,000	–	–	–
Note payable to bank (Note 6)	–	–	–	800,000	–	–
Accrued distribution and service plan fees	244,311	98,257	–	226,666	235,420	118,702
Accrued management fees	297,301	38,903	121,644	264,577	219,238	140,557
Accrued transfer agent fees	207,949	32,756	31,242	144,315	69,150	168,479
Other accrued expenses	68,864	14,842	77,034	85,587	46,398	25,636
Total liabilities	2,473,345	912,663	5,000,517	8,420,943	1,462,631	1,948,022
NET ASSETS	$602,971,811	$154,949,818	$291,627,438	$568,024,306	$481,375,611	$300,290,513
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$262,110	$276,025	$2,916,274	$179,296	$163,499	$116,957
Additional paid-in capital	612,388,426	159,017,637	288,711,164	371,942,852	542,146,311	374,889,230
Undistributed net investment income	4,253,534	–	–	7,669,323	1,912,976	3,359,882
Accumulated net realized gains (losses) from investments and foreign currency transactions	(134,613,492)	(5,421,079)	–	15,153,156	(113,681,566)	(148,716,938)
Net unrealized appreciation on investments and foreign currency transactions	120,681,233	1,077,235	–	173,079,679	50,834,391	70,641,382
Net Assets	$602,971,811	$154,949,818	$291,627,438	$568,024,306	$481,375,611	$300,290,513

*Including:
Cost of unaffiliated companies	$467,176,469	$153,508,162	$273,372,299	$401,933,545	$429,789,103	$230,074,748
Cost of affiliated companies	7,709,292	–	–	–	–	–

Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	161,080,000	–	–	–

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2011 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$274,794,954	$109,531,582		$262,226,238	$459,669,074	$343,671,162	$247,335,866
Shares outstanding	11,774,928	19,512,553		262,226,238	14,245,966	11,676,378	9,637,276
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$23.34	$5.61		$1.00	$32.27	$29.43	$25.66
Maximum offering price per share (100/95.25 of net asset value)†	$24.50	$5.89	$	NA	$33.88	$30.90	$26.94

CLASS B SHARES:
Net assets	$15,965,579	$11,595,089	$15,833,216	$9,428,694	$18,483,688	$5,027,344
Shares outstanding	802,471	2,071,684	15,833,216	342,193	636,342	198,982
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$19.90	$5.60	$1.00	$27.55	$29.05	$25.27

CLASS C SHARES:
Net assets	$105,273,109	$29,164,527	$11,276,680	$69,610,479	$86,343,755	$28,731,190
Shares outstanding	5,025,724	5,194,119	11,276,680	2,453,364	2,925,584	1,121,628
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$20.95	$5.61	$1.00	$28.37	$29.51	$25.62

CLASS Y SHARES:
Net assets	$206,938,169	$4,658,620	$2,291,304	$29,316,059	$32,877,006	$19,196,113
Shares outstanding	8,607,917	824,107	2,291,304	888,056	1,111,584	737,796
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$24.04	$5.65	$1.00	$33.01	$29.58	$26.02

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2011 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$6,906,899	$–	$–	$6,497,087	$3,208,893	$4,302,523
Interest	24,674	2,349,160	265,243	862	2,578,401	190,447
Total income	6,931,573	2,349,160	265,243	6,497,949	5,787,294	4,492,970

Expenses:
Management fees (Note 3)	1,752,599	222,976	737,163	1,625,521	1,319,743	830,268
Custodian fees	55,738	23,063	21,926	49,290	35,185	27,994
Transfer agent fees:
Class A	211,375	53,298	66,621	255,873	177,196	265,846
Class B	29,529	14,256	4,022	19,800	20,716	14,522
Class C	100,373	24,648	2,683	60,511	48,757	36,383
Class Y	135,161	3,253	509	17,548	19,273	13,798
Audit fees	10,800	9,000	10,800	16,800	11,400	15,000
Legal fees	8,752	2,038	4,000	8,000	6,700	4,249
Accounting fees (Note 3)	3,750	1,500	2,502	4,248	3,252	2,250
Reports to shareholders	52,660	14,254	15,000	46,000	36,004	47,500
Directors’ fees and expenses	34,835	8,919	14,420	31,540	26,372	17,067
Registration and filing fees	33,997	30,598	27,500	35,500	36,000	32,000
Interest expense	–	–	–	4,401	–	–
Excise tax expense (Note 1)	41,500	–	3,537	–	–	–
Miscellaneous	9,361	6,401	6,199	10,195	10,497	7,468
Payments under distribution plan (Note 7):
Class A	320,185	114,411	–	399,152	354,154	265,451
Class B	89,897	60,150	–	51,318	98,029	26,803
Class C	556,071	150,502	–	358,180	437,887	145,784
Total expenses	3,446,583	739,267	916,882	2,993,877	2,641,165	1,752,383
Expenses paid indirectly (Note 4)	(61)	(4)	(1)	(33)	(55)	(23)

Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	(741,885)	–	–	–
Net expenses	3,446,522	739,263	174,996	2,993,844	2,641,110	1,752,360
Net investment income	3,485,051	1,609,897	90,247	3,504,105	3,146,184	2,740,610

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	18,154,381	8,296	–	40,724,501	7,434,114	25,521,118
Foreign currency transactions	48,247	–	–	(48,602)	–	–
Net realized gain	18,202,628	8,296	–	40,675,899	7,434,114	25,521,118
Net increase (decrease) in unrealized appreciation	(2,858,128)	(166,443)	–	(34,996,684)	11,765,575	928,833
Net realized and unrealized gain (loss) on investments and foreign currency transactions	15,344,500	(158,147)	–	5,679,215	19,199,689	26,449,951
Net increase in net assets resulting from operations	$18,829,551	$1,451,750	$90,247	$9,183,320	$22,345,873	$29,190,561

*Net of foreign taxes withheld as follows	$203,367	$–	$–	$81,922	$–	$–

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2011 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$3,485,051	$1,609,897	$90,247	$3,504,105	$3,146,184	$2,740,610
Net realized gain from investments and foreign currency transactions	18,202,628	8,296	–	40,675,899	7,434,114	25,521,118
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(2,858,128)	(166,443)	–	(34,996,684)	11,765,575	928,833
Net increase in net assets resulting from operations	18,829,551	1,451,750	90,247	9,183,320	22,345,873	29,190,561

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(1,233,474)	(81,541)	–	(1,050,484)	(812,043)
Class B	–	(92,081)	(4,872)	–	(15,187)	(3,170)
Class C	–	(238,847)	(3,205)	–	(91,908)	(36,088)
Class Y	–	(45,495)	(629)	–	(119,389)	(72,965)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(31,874,952)	(2,486,138)	(26,798,264)	(36,542,167)	11,360,630	(22,388,099)
Class B	(4,222,239)	(2,413,029)	(1,834,138)	(1,817,160)	(1,236,651)	(1,132,902)
Class C	(14,367,644)	(5,372,798)	(591,128)	(2,153,676)	(2,970,589)	(3,970,425)
Class Y	18,344,507	1,253,125	163,871	8,350,062	674,274	(1,033,435)
Total increase (decrease) in net assets	(13,290,777)	(9,176,987)	(29,059,659)	(22,979,621)	28,896,569	(258,566)

NET ASSETS:
Beginning of period	616,262,588	164,126,805	320,687,097	591,003,927	452,479,042	300,549,079
End of period*	$602,971,811	$154,949,818	$291,627,438	$568,024,306	$481,375,611	$300,290,513

*Including undistributed net investment income of	$4,253,534	$–	$–	$7,669,323	$1,912,976	$3,359,882

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2010

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$5,562,463	$2,722,923	$82,134	$3,925,573	$5,773,611	$3,806,302
Net realized gain (loss) from investments and foreign currency transactions	18,998,033	159,577	–	62,730,045	(9,496,103)	5,309,590
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	45,968,377	(553,611)	–	(1,817,667)	81,342,794	44,423,224
Net increase in net assets resulting from operations	70,528,873	2,328,889	82,134	64,837,951	77,620,302	53,539,116

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(3,786,969)	(2,626,180)	(72,990)	(3,475,871)	(4,498,839)	(3,982,069)
Class B	(90,218)	(271,442)	(4,924)	–	(125,426)	(35,139)
Class C	(670,299)	(709,744)	(3,773)	–	(641,290)	(248,560)
Class Y	(2,178,584)	(99,381)	(447)	(167,814)	(528,827)	(340,772)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(55,569,115)	12,429,430	31,629,598	(148,779,153)	(7,173,917)	(27,677,695)
Class B	(6,075,493)	(2,180,488)	(6,005,721)	(4,314,420)	(4,084,525)	(2,013,551)
Class C	(28,269,427)	(6,003,338)	(6,575,538)	(10,062,569)	(16,368,414)	(4,088,011)
Class Y	88,769,912	405,901	1,996,509	3,934,801	(20,783,071)	(10,384,526)
Total increase (decrease) in net assets	62,658,680	3,273,647	21,044,848	(98,027,075)	23,415,993	4,768,793

NET ASSETS:
Beginning of year	553,603,908	160,853,158	299,642,249	689,031,002	429,063,049	295,780,286
End of year*	$616,262,588	$164,126,805	$320,687,097	$591,003,927	$452,479,042	$300,549,079

*Including undistributed net investment income of	$768,483	$–	$–	$4,165,218	$43,760	$1,543,538

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company.  Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act.  Davis Real Estate Fund is non-diversified under the 40 Act.  The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital.  It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income.  It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.  There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments.  The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital.  It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income.  Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities.  It may invest in lower rated bonds commonly known as “junk bonds”.  The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default.  As of June 30, 2011, the value of defaulted securities amounted to $1,496,250 (cost: $9,921,191) or 0.31% of the Fund’s net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income.  It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund.  Each Fund offers shares in four classes, Class A, Class B, Class C, and Class Y.  Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value.  Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge.  Class Y shares are only available to certain qualified investors.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class.  All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions.  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M.  Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value.  For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$38,552,731	$–	$–	$7,587,450	$38,470,861	$–
Consumer staples	62,007,305	–	–	11,856,490	30,471,904	–
Energy	35,847,998	–	–	29,251,349	37,582,982	–
Financials	48,099,199	–	–	380,398,601	48,630,023	256,315,051
Health care	90,502,098	–	–	–	29,345,675
Industrials	42,986,074	–	–	24,462,984	50,325,993	–
Information technology	124,233,257	–	–	–	17,084,131	–
Materials	45,799,875	–	–	4,990,202	16,067,868	–
Telecommunication services	5,534,554	–	–	–	–	6,797,667
Utilities	–	–	–	–	20,611,953	–
Total Level 1	493,563,091	–	–	458,547,076	288,591,390	263,112,718

Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	143,979,397	–	–	–	–
Short-term	–	–	112,292,299	–	–	–
Convertible debt securities	–	–	–	–	154,119,540	10,185,703
Corporate debt securities	–	–	–	–	14,271,698	–
Equity securities*:
Consumer discretionary	13,756,340	–	–	–	–	–
Consumer staples	15,450,782	–	–	–	–	–
Financials	31,642,795	–	–	113,573,182	791,350	2,993,668
Industrials	11,166,108	–	–	–	10,526,266	–
Materials	2,720,595	–	–	–	–	–
Short-term securities	27,262,000	10,606,000	161,080,000	–	10,827,000	24,428,000
Total Level 2	101,998,620	154,585,397	273,372,299	113,573,182	190,535,854	37,607,371

Level 3 – Significant Unobservable
Inputs:
Corporate debt securities	–	–	–	–	1,496,250	–
Equity securities:
Financials	–	–	–	2,853,406	–	–
Total	$595,561,711	$154,585,397	$273,372,299	$574,973,664	$480,623,494	$300,720,089

Level 1 to Level 2 Transfers**:
Consumer discretionary	$13,756,340	$–	$–	$–	$–	$–
Consumer staples	15,450,782	–	–	–	–	–
Financials	–	–	–	64,487,182	–	–
Industrials	11,166,108	–	–	–	–	–
Materials	2,720,595	–	–	–	–	–
Total	$43,093,825	$–	$–	$64,487,182	$–	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the majority of transfers between Level 1 and Level 2 assets during the six months ended June 30, 2011.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2011:

	Davis Financial Fund	Davis Appreciation & Income Fund
Investment Securities:
Beginning balance	$2,853,406	$–
Decrease in unrealized depreciation	–	814,625
Net purchases (sales)	–	–
Transfers into Level 3	–	681,625
Ending balance	$2,853,406	$1,496,250

Transfers in to Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.  The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income tax is required.  Davis Opportunity Fund and Davis Government Money Market Fund incurred a 2010 excise tax liability of $41,500 and $3,537, respectively, during the six months ended June 30, 2011.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax would be required in the Funds’ financial statements related to these tax positions.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  At December 31, 2010, each Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2010 capital losses as follows:

	Capital Loss Carryforwards
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Expiring
12/31/2011	$–	$2,128,000	$–	$–	$–
12/31/2012	–	1,243,000	–	–	–
12/31/2013	–	403,000	–	–	–
12/31/2014	–	304,000	–	–	–
12/31/2015	–	136,000	–	–	–
12/31/2016	69,607,000	–	–	430,000	4,103,000
12/31/2017	76,236,000	355,000	20,934,000	89,303,000	157,169,000
12/31/2018	–	625,000	–	31,335,000	–
Total	$145,843,000	$5,194,000	$20,934,000	$121,068,000	$161,272,000

Post October 2010 Capital Losses (expiring 12/31/2019)
Davis Government Bond Fund	$235,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, partnership income, and distributions from real estate investment trusts.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Unfunded Capital Commitments - Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.  Unfunded capital commitments are recorded when capital calls are requested.  As of June 30, 2011, unfunded capital commitments in Davis Financial Fund amounted to $9,310,147.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2011 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$89,960,122	$41,249,729	$46,003,050	$39,490,701	$72,947,672
Proceeds of sales	107,084,169	33,347,964	66,417,091	34,895,403	107,590,356

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets.   The annual rate for Davis Government Bond Fund is 0.30% of the average net assets. The annual rate for Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million.  The Adviser agrees to waive some or all of its advisory fees and to reimburse expenses to the extent necessary so that Davis Government Money Market Fund’s investment income will not be less than zero until May 1, 2012.  During the six months ended June 30, 2011, such waivers and reimbursements amounted to $741,885.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services during the six months ended June 30, 2011 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $17,283, $5,461, $6,235, $28,108, $21,336, and $16,379, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services during the six months ended June 30, 2011 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $3,750, $1,500, $2,502, $4,248, $3,252, and $2,250, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $61, $4, $1, $33, $55, and $23 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the six months ended June 30, 2011.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2011, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.2 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

Class A	Six months ended June 30, 2011 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	569,626	5,066,012	229,289,989	874,139	1,523,142	477,589
Shares issued in reinvestment of distributions	–	208,710	81,048	–	27,039	27,391
	569,626	5,274,722	229,371,037	874,139	1,550,181	504,980
Shares redeemed	(1,945,642)	(5,724,675)	(256,169,301)	(1,990,243)	(1,172,759)	(1,405,427)
Net increase (decrease)	(1,376,016)	(449,953)	(26,798,264)	(1,116,104)	377,422	(900,447)

Proceeds from shares sold	$13,212,167	$28,451,688	$229,289,989	$28,188,526	$45,160,195	$11,806,969
Proceeds from shares issued in reinvestment of distributions	–	1,171,892	81,048	–	823,619	688,604
	13,212,167	29,623,580	229,371,037	28,188,526	45,983,814	12,495,573
Cost of shares redeemed	(45,087,119)	(32,109,718)	(256,169,301)	(64,730,693)	(34,623,184)	(34,883,672)
Net increase (decrease)	$(31,874,952)	$(2,486,138)	$(26,798,264)	$(36,542,167)	$11,360,630	$(22,388,099)

Class A	Year ended December 31, 2010
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	1,536,876	12,274,253	493,101,326	2,297,399	2,385,567	1,432,227
Shares issued in reinvestment of distributions	167,725	431,947	71,770	77,720	133,215	157,969
	1,704,601	12,706,200	493,173,096	2,375,119	2,518,782	1,590,196
Shares redeemed*	(4,483,484)	(10,516,292)	(461,543,498)	(7,341,103)	(2,840,848)	(2,873,564)
Net increase (decrease)	(2,778,883)	2,189,908	31,629,598	(4,965,984)	(322,066)	(1,283,368)

Proceeds from shares sold	$31,137,838	$69,518,698	$493,101,326	$68,223,609	$60,264,692	$30,834,017
Proceeds from shares issued in reinvestment of distributions	3,549,074	2,448,085	71,770	2,388,330	3,442,223	3,462,309
	34,686,912	71,966,783	493,173,096	70,611,939	63,706,915	34,296,326
Cost of shares redeemed*	(90,256,027)	(59,537,353)	(461,543,498)	(219,391,092)	(70,880,832)	(61,974,021)
Net increase (decrease)	$(55,569,115)	$12,429,430	$31,629,598	$(148,779,153)	$(7,173,917)	$(27,677,695)

* Includes a redemption as a result of an in-kind transfer of securities for Davis Financial Fund (see Note 9 of the Notes to Financial Statements).

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class B	Six months ended June 30, 2011 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	20,301	331,446	1,588,220	22,289	87,950	20,040
Shares issued in reinvestment of distributions	–	14,067	4,623	–	448	115
	20,301	345,513	1,592,843	22,289	88,398	20,155
Shares redeemed	(231,103)	(777,629)	(3,426,981)	(87,237)	(130,667)	(65,751)
Net decrease	(210,802)	(432,116)	(1,834,138)	(64,948)	(42,269)	(45,596)

Proceeds from shares sold	$400,288	$1,857,288	$1,588,220	$618,820	$2,582,690	$489,887
Proceeds from shares issued in reinvestment of distributions	–	78,748	4,623	–	13,498	2,856
	400,288	1,936,036	1,592,843	618,820	2,596,188	492,743
Cost of shares redeemed	(4,622,527)	(4,349,065)	(3,426,981)	(2,435,980)	(3,832,839)	(1,625,645)
Net decrease	$(4,222,239)	$(2,413,029)	$(1,834,138)	$(1,817,160)	$(1,236,651)	$(1,132,902)

Class B	Year ended December 31, 2010
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	62,276	1,018,359	4,889,548	42,243	139,161	36,478
Shares issued in reinvestment of distributions	4,693	39,926	4,678	–	4,308	1,462
	66,969	1,058,285	4,894,226	42,243	143,469	37,940
Shares redeemed	(420,574)	(1,445,708)	(10,899,947)	(215,943)	(309,443)	(131,822)
Net decrease	(353,605)	(387,423)	(6,005,721)	(173,700)	(165,974)	(93,882)

Proceeds from shares sold	$1,072,598	$5,756,229	$4,889,548	$1,069,703	$3,512,920	$792,262
Proceeds from shares issued in reinvestment of distributions	85,136	225,675	4,678	–	110,998	31,502
	1,157,734	5,981,904	4,894,226	1,069,703	3,623,918	823,764
Cost of shares redeemed	(7,233,227)	(8,162,392)	(10,899,947)	(5,384,123)	(7,708,443)	(2,837,315)
Net decrease	$(6,075,493)	$(2,180,488)	$(6,005,721)	$(4,314,420)	$(4,084,525)	$(2,013,551)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class C	Six months ended June 30, 2011 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	91,631	730,727	3,521,482	259,388	216,880	50,646
Shares issued in reinvestment of distributions	–	36,404	3,009	–	2,777	1,377
	91,631	767,131	3,524,491	259,388	219,657	52,023
Shares redeemed	(779,590)	(1,726,867)	(4,115,619)	(335,494)	(321,588)	(214,778)
Net decrease	(687,959)	(959,736)	(591,128)	(76,106)	(101,931)	(162,755)

Proceeds from shares sold	$1,915,634	$4,107,253	$3,521,482	$7,415,102	$6,472,973	$1,262,188
Proceeds from shares issued in reinvestment of distributions	–	204,466	3,009	–	84,989	34,620
	1,915,634	4,311,719	3,524,491	7,415,102	6,557,962	1,296,808
Cost of shares redeemed	(16,283,278)	(9,684,517)	(4,115,619)	(9,568,778)	(9,528,551)	(5,267,233)
Net decrease	$(14,367,644)	$(5,372,798)	$(591,128)	$(2,153,676)	$(2,970,589)	$(3,970,425)

Class C	Year ended December 31, 2010
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	318,727	2,832,791	7,393,271	384,075	394,449	176,276
Shares issued in reinvestment of distributions	33,520	108,367	3,619	–	22,695	10,699
	352,247	2,941,158	7,396,890	384,075	417,144	186,975
Shares redeemed	(1,928,119)	(4,005,937)	(13,972,428)	(784,085)	(1,074,125)	(378,573)
Net decrease	(1,575,872)	(1,064,779)	(6,575,538)	(400,010)	(656,981)	(191,598)

Proceeds from shares sold	$5,867,026	$16,070,333	$7,393,271	$10,055,476	$10,051,523	$3,843,946
Proceeds from shares issued in reinvestment of distributions	639,573	614,427	3,619	–	592,560	234,328
	6,506,599	16,684,760	7,396,890	10,055,476	10,644,083	4,078,274
Cost of shares redeemed	(34,776,026)	(22,688,098)	(13,972,428)	(20,118,045)	(27,012,497)	(8,166,285)
Net decrease	$(28,269,427)	$(6,003,338)	$(6,575,538)	$(10,062,569)	$(16,368,414)	$(4,088,011)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class Y	Six months ended June 30, 2011 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	4,093,737	729,070	550,492	402,067	346,126	88,348
Shares issued in reinvestment of distributions	–	7,479	629	–	3,505	2,784
	4,093,737	736,549	551,121	402,067	349,631	91,132
Shares redeemed	(3,389,616)	(516,195)	(387,250)	(160,229)	(332,760)	(134,283)
Net increase (decrease)	704,121	220,354	163,871	241,838	16,871	(43,151)

Proceeds from shares sold	$97,894,604	$4,127,008	$550,492	$13,668,046	$10,441,068	$2,216,100
Proceeds from shares issued in reinvestment of distributions	–	42,289	629	–	107,224	70,921
	97,894,604	4,169,297	551,121	13,668,046	10,548,292	2,287,021
Cost of shares redeemed	(79,550,097)	(2,916,172)	(387,250)	(5,317,984)	(9,874,018)	(3,320,456)
Net increase (decrease)	$18,344,507	$1,253,125	$163,871	$8,350,062	$674,274	$(1,033,435)

Class Y	Year ended December 31, 2010
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	6,734,815	1,177,828	2,468,855	554,282	533,653	394,630
Shares issued in reinvestment of distributions	95,890	16,014	447	4,859	19,052	14,942
	6,830,705	1,193,842	2,469,302	559,141	552,705	409,572
Shares redeemed*	(2,714,820)	(1,121,822)	(472,793)	(439,318)	(1,395,096)	(922,977)
Net increase (decrease)	4,115,885	72,020	1,996,509	119,823	(842,391)	(513,405)

Proceeds from shares sold	$143,906,979	$6,718,043	$2,468,855	$16,501,316	$13,351,234	$8,481,571
Proceeds from shares issued in reinvestment of distributions	2,087,506	91,412	447	152,674	491,768	332,033
	145,994,485	6,809,455	2,469,302	16,653,990	13,843,002	8,813,604
Cost of shares redeemed*	(57,224,573)	(6,403,554)	(472,793)	(12,719,189)	(34,626,073)	(19,198,130)
Net increase (decrease)	$88,769,912	$405,901	$1,996,509	$3,934,801	$(20,783,071)	$(10,384,526)

* Includes a redemption as a result of an in-kind transfer of securities for Davis Appreciation & Income Fund (see Note 9 of the Notes to Financial Statements).

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  At June 30, 2011, Davis Financial Fund had borrowings outstanding of $800,000.  During the six months ended June 30, 2011, the average daily loan balance was $631,028 at an average interest rate of 1.40%.  Davis Financial Fund had gross borrowings of $20,528,000 and gross repayments of $19,728,000 during the six months ended June 30, 2011.  The maximum amount of borrowings outstanding at any month end was $1,245,000 during the six months ended June 30, 2011.  Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings during the six months ended June 30, 2011.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares of Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

Davis Distributors, LLC, the Funds’ Underwriter (“Underwriter” or “Distributor”) received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Underwriter and the remaining was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.

	Six months ended June 30, 2011 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Commissions retained by Underwriter	$11,350	$2,642	$44,000	$19,658	$7,305
Commissions re-allowed to investment dealers	62,988	14,914	159,877	106,526	40,584
Total commissions earned on sales of Class A shares	$74,338	$17,556	$203,877	$126,184	$47,889

Class A service fee	$320,185	$114,411	$399,152	$354,154	$265,451

Class B Shares of Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class B shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%.  The Funds pay the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

Commission advances by the Distributor on the sale of Class B shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

	Six months ended June 30, 2011 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Distribution Plan Payments:
Distribution fees	$67,586	$45,556	$38,870	$73,530	$20,187
Service fees	22,311	14,594	12,448	24,499	6,616
Commission advances by the Distributor
on the sale of Class B shares	6,681	14,967	16,958	37,990	12,464
Contingent deferred sales charges received by the
Distributor from Class B shares	17,213	24,708	11,596	19,242	3,194

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares of Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class C shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The Funds pay the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

Commission advances by the Distributor on the sale of Class C shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase.

	Six months ended June 30, 2011 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Distribution Plan Payments:
Distribution fees	$417,053	$112,877	$268,635	$328,415	$109,338
Service fees	139,018	37,625	89,545	109,472	36,446
Commission advances by the Distributor
on the sale of Class C shares	14,106	2,255	61,756	37,693	6,174
Contingent deferred sales charges received by the
Distributor from Class C shares	1,301	4,268	4,133	2,170	735

Davis Government Money Market Fund - All classes of shares of Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 8 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of restricted securities in Davis Financial Fund amounted to $5,710,826 or 1.01% of the Fund’s net assets as of June 30, 2011.

Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Shares/Units	Cost per Share/Unit	Valuation per Share/Unit as of June 30, 2011
Davis Financial
Fund	RHJ International, 144A	06/04/07	396,550	$19.64	$7.21

Davis Financial
Fund	SKBHC Holdings LLC	11/08/10	878	$5,000.00	$3,250.00

NOTE 9 - IN-KIND REDEMPTION

During the year ended December 31, 2010, Davis Financial Fund Class A shareholders redeemed 2,565,515 shares in exchange for portfolio securities valued at $80,121,022.  Davis Financial Fund realized a gain of $32,752,484.

During the year ended December 31, 2010, Davis Appreciation & Income Fund Class Y shareholders redeemed 863,798 shares in exchange for portfolio securities valued at $21,232,149.  Davis Appreciation & Income Fund realized a gain of $2,364,890.

These gains were not taxable to the Funds for federal income tax purposes.

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operation
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2011d	$22.57	$0.13e	$0.64	$0.77
Year ended December 31, 2010	$20.08	$0.24e	$2.54	$2.78
Year ended December 31, 2009	$13.92	$0.09e	$6.15	$6.24
Year ended December 31, 2008	$25.19	$0.09e	$(11.35)	$(11.26)
Year ended December 31, 2007	$27.52	$0.05e	$(0.43)	$(0.38)
Year ended December 31, 2006	$24.29	$–e,h	$4.25	$4.25
Davis Opportunity Fund Class B:
Six months ended June 30, 2011d	$19.34	$0.02e	$0.54	$0.56
Year ended December 31, 2010	$17.21	$0.05e	$2.17	$2.22
Year ended December 31, 2009	$12.00	$(0.05)e	$5.26	$5.21
Year ended December 31, 2008	$21.89	$(0.07)e	$(9.82)	$(9.89)
Year ended December 31, 2007	$24.17	$(0.15)e	$(0.36)	$(0.51)
Year ended December 31, 2006	$21.44	$(0.18)e	$3.72	$3.54
Davis Opportunity Fund Class C:
Six months ended June 30, 2011d	$20.34	$0.03e	$0.58	$0.61
Year ended December 31, 2010	$18.10	$0.07e	$2.29	$2.36
Year ended December 31, 2009	$12.60	$(0.03)e	$5.53	$5.50
Year ended December 31, 2008	$22.97	$(0.05)e	$(10.32)	$(10.37)
Year ended December 31, 2007	$25.27	$(0.15)e	$(0.38)	$(0.53)
Year ended December 31, 2006	$22.37	$(0.18)e	$3.90	$3.72
Davis Opportunity Fund Class Y:
Six months ended June 30, 2011d	$23.22	$0.18e	$0.64	$0.82
Year ended December 31, 2010	$20.65	$0.30e	$2.63	$2.93
Year ended December 31, 2009	$14.31	$0.15e	$6.33	$6.48
Year ended December 31, 2008	$25.94	$0.17e	$(11.73)	$(11.56)
Year ended December 31, 2007	$28.29	$0.13e	$(0.44)	$(0.31)
Year ended December 31, 2006	$24.95	$0.07e	$4.37	$4.44
Davis Government Bond Fund Class A:
Six months ended June 30, 2011d	$5.62	$0.07	$(0.01)	$0.06
Year ended December 31, 2010	$5.66	$0.15	$(0.04)	$0.11
Year ended December 31, 2009	$5.65	$0.18	$0.01	$0.19
Year ended December 31, 2008	$5.60	$0.19	$0.05	$0.24
Year ended December 31, 2007	$5.52	$0.21	$0.08	$0.29
Year ended December 31, 2006	$5.50	$0.18	$0.02	$0.20
Davis Government Bond Fund Class B:
Six months ended June 30, 2011d	$5.60	$0.04	$–	$0.04
Year ended December 31, 2010	$5.65	$0.10	$(0.05)	$0.05
Year ended December 31, 2009	$5.64	$0.13	$0.01	$0.14
Year ended December 31, 2008	$5.58	$0.15	$0.06	$0.21
Year ended December 31, 2007	$5.51	$0.17	$0.07	$0.24
Year ended December 31, 2006	$5.49	$0.14	$0.02	$0.16

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$23.34	3.41%	$274,795	1.00%f	1.00%f	1.18%f	15%
$(0.29)	$–	$–	$(0.29)	$22.57	13.92%g	$296,880	1.05%	1.05%	1.18%	24%
$(0.08)	$–	$–	$(0.08)	$20.08	44.81%	$319,877	1.17%	1.17%	0.56%	24%
$–	$–	$(0.01)	$(0.01)	$13.92	(44.71)%	$266,525	1.15%	1.15%	0.47%	29%
$(0.18)	$(1.77)	$–	$(1.95)	$25.19	(1.42)%	$676,995	1.06%	1.06%	0.16%	37%
$(0.23)	$(0.79)	$–	$(1.02)	$27.52	17.59%	$680,181	1.10%	1.10%	(0.02)%	40%

$–	$–	$–	$–	$19.90	2.90%	$15,966	1.95%f	1.95%f	0.23%f	15%
$(0.09)	$–	$–	$(0.09)	$19.34	12.91%g	$19,593	1.99%	1.99%	0.24%	24%
$–	$–	$–	$–	$17.21	43.42%	$23,525	2.11%	2.11%	(0.38)%	24%
$–	$–	$–	$–	$12.00	(45.18)%	$21,951	2.00%	2.00%	(0.38)%	29%
$–	$(1.77)	$–	$(1.77)	$21.89	(2.15)%	$60,386	1.85%	1.85%	(0.63)%	37%
$(0.02)	$(0.79)	$–	$(0.81)	$24.17	16.60%	$81,788	1.88%	1.88%	(0.80)%	40%

$–	$–	$–	$–	$20.95	3.00%	$105,273	1.81%f	1.81%f	0.37%f	15%
$(0.12)	$–	$–	$(0.12)	$20.34	13.06%g	$116,235	1.84%	1.84%	0.39%	24%
$–	$–	$–	$–	$18.10	43.65%	$131,972	1.96%	1.96%	(0.23)%	24%
$–	$–	$–	$–	$12.60	(45.15)%	$119,676	1.91%	1.91%	(0.29)%	29%
$–	$(1.77)	$–	$(1.77)	$22.97	(2.14)%	$287,054	1.81%	1.81%	(0.59)%	37%
$(0.03)	$(0.79)	$–	$(0.82)	$25.27	16.70%	$260,254	1.84%	1.84%	(0.76)%	40%

$–	$–	$–	$–	$24.04	3.53%	$206,938	0.75%f	0.75%f	1.43%f	15%
$(0.36)	$–	$–	$(0.36)	$23.22	14.31%g	$183,554	0.75%	0.75%	1.48%	24%
$(0.14)	$–	$–	$(0.14)	$20.65	45.31%	$78,231	0.81%	0.81%	0.92%	24%
$–	$–	$(0.07)	$(0.07)	$14.31	(44.54)%	$42,119	0.85%	0.85%	0.77%	29%
$(0.27)	$(1.77)	$–	$(2.04)	$25.94	(1.13)%	$78,537	0.78%	0.78%	0.44%	37%
$(0.31)	$(0.79)	$–	$(1.10)	$28.29	17.91%	$68,591	0.81%	0.81%	0.27%	40%

$(0.07)	$–	$–	$(0.07)	$5.61	1.02%	$109,532	0.76%f	0.76%f	2.40%f	23%
$(0.15)	$–	$–	$(0.15)	$5.62	1.95%	$112,118	0.75%	0.75%	2.00%	33%
$(0.18)	$–	$–	$(0.18)	$5.66	3.37%	$100,617	0.72%	0.72%	2.78%	48%
$(0.19)	$–	$–	$(0.19)	$5.65	4.38%	$91,852	0.87%	0.87%	3.29%	67%
$(0.21)	$–	$–	$(0.21)	$5.60	5.45%	$27,224	1.03%	1.03%	3.95%	60%
$(0.18)	$–	$–	$(0.18)	$5.52	3.73%	$22,134	1.05%	1.05%	3.30%	65%

$(0.04)	$–	$–	$(0.04)	$5.60	0.75%	$11,595	1.65%f	1.65%f	1.51%f	23%
$(0.10)	$–	$–	$(0.10)	$5.60	0.84%	$14,021	1.65%	1.65%	1.10%	33%
$(0.13)	$–	$–	$(0.13)	$5.65	2.42%	$16,322	1.65%	1.65%	1.85%	48%
$(0.15)	$–	$–	$(0.15)	$5.64	3.77%	$16,442	1.69%	1.69%	2.47%	67%
$(0.17)	$–	$–	$(0.17)	$5.58	4.49%	$10,402	1.77%	1.77%	3.21%	60%
$(0.14)	$–	$–	$(0.14)	$5.51	3.02%	$14,058	1.76%	1.76%	2.59%	65%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:
Income (Loss) from Investment Operation

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended June 30, 2011d	$5.62	$0.04	$(0.01)	$0.03
Year ended December 31, 2010	$5.66	$0.10	$(0.04)	$0.06
Year ended December 31, 2009	$5.65	$0.13	$0.01	$0.14
Year ended December 31, 2008	$5.60	$0.15	$0.05	$0.20
Year ended December 31, 2007	$5.52	$0.17	$0.08	$0.25
Year ended December 31, 2006	$5.51	$0.14	$0.01	$0.15
Davis Government Bond Fund Class Y:
Six months ended June 30, 2011d	$5.66	$0.07	$(0.01)	$0.06
Year ended December 31, 2010	$5.70	$0.16	$(0.04)	$0.12
Year ended December 31, 2009	$5.69	$0.18	$0.01	$0.19
Year ended December 31, 2008	$5.64	$0.20	$0.05	$0.25
Year ended December 31, 2007	$5.57	$0.22	$0.07	$0.29
Year ended December 31, 2006	$5.55	$0.19	$0.02	$0.21
Davis Government Money Market Fund Class A, B, C, & Y:
Six months ended June 30, 2011d	$1.000	$–i	$–	$–i
Year ended December 31, 2010	$1.000	$–i	$–	$–i
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.022	$–	$0.022
Year ended December 31, 2007	$1.000	$0.046	$–	$0.046
Year ended December 31, 2006	$1.000	$0.044	$–	$0.044
Davis Financial Fund Class A:
Six months ended June 30, 2011d	$31.76	$0.21e	$0.30	$0.51
Year ended December 31, 2010	$28.76	$0.23e	$3.00	$3.23
Year ended December 31, 2009	$19.72	$0.12e	$8.96	$9.08
Year ended December 31, 2008	$40.71	$0.16e	$(19.02)	$(18.86)
Year ended December 31, 2007	$47.48	$0.20	$(2.56)	$(2.36)
Year ended December 31, 2006	$42.40	$0.04	$7.81	$7.85
Davis Financial Fund Class B:
Six months ended June 30, 2011d	$27.27	$0.03e	$0.25	$0.28
Year ended December 31, 2010	$24.79	$(0.08)e	$2.56	$2.48
Year ended December 31, 2009	$17.17	$(0.11)e	$7.73	$7.62
Year ended December 31, 2008	$36.03	$(0.14)e	$(16.75)	$(16.89)
Year ended December 31, 2007	$42.82	$(0.20)e	$(2.28)	$(2.48)
Year ended December 31, 2006	$38.83	$(0.33)e	$7.09	$6.76
Davis Financial Fund Class C:
Six months ended June 30, 2011d	$28.05	$0.06e	$0.26	$0.32
Year ended December 31, 2010	$25.44	$(0.03)e	$2.64	$2.61
Year ended December 31, 2009	$17.58	$(0.08)e	$7.94	$7.86
Year ended December 31, 2008	$36.77	$(0.11)e	$(17.11)	$(17.22)
Year ended December 31, 2007	$43.58	$(0.18)e	$(2.32)	$(2.50)
Year ended December 31, 2006	$39.46	$(0.32)e	$7.21	$6.89

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.04)	$–	$–	$(0.04)	$5.61	0.61%	$29,165	1.59%f	1.59%f	1.57%f	23%
$(0.10)	$–	$–	$(0.10)	$5.62	1.10%	$34,572	1.56%	1.56%	1.19%	33%
$(0.13)	$–	$–	$(0.13)	$5.66	2.49%	$40,882	1.58%	1.58%	1.92%	48%
$(0.15)	$–	$–	$(0.15)	$5.65	3.63%	$39,261	1.63%	1.63%	2.53%	67%
$(0.17)	$–	$–	$(0.17)	$5.60	4.66%	$14,754	1.75%	1.75%	3.23%	60%
$(0.14)	$–	$–	$(0.14)	$5.52	2.78%	$7,483	1.79%	1.79%	2.56%	65%

$(0.07)	$–	$–	$(0.07)	$5.65	1.09%	$4,659	0.61%f	0.61%f	2.55%f	23%
$(0.16)	$–	$–	$(0.16)	$5.66	2.11%	$3,416	0.58%	0.58%	2.17%	33%
$(0.18)	$–	$–	$(0.18)	$5.70	3.44%	$3,032	0.64%	0.64%	2.86%	48%
$(0.20)	$–	$–	$(0.20)	$5.69	4.43%	$1,626	0.82%	0.82%	3.34%	67%
$(0.22)	$–	$–	$(0.22)	$5.64	5.32%	$410	0.99%	0.99%	3.99%	60%
$(0.19)	$–	$–	$(0.19)	$5.57	3.86%	$302	0.93%	0.93%	3.42%	65%

$–i	$–	$–	$–i	$1.000	0.03%	$291,627	0.61%f	0.12%f	0.06%f	NA
$–i	$–	$–	$–i	$1.000	0.02%	$320,687	0.61%	0.21%	0.02%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.28%	$299,642	0.63%	0.47%	0.30%	NA
$(0.022)	$–	$–	$(0.022)	$1.000	2.26%	$395,211	0.57%	0.57%	2.30%	NA
$(0.046)	$–	$–	$(0.046)	$1.000	4.69%	$596,446	0.55%	0.55%	4.59%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.47%	$558,107	0.56%	0.56%	4.41%	NA

$–	$–	$–	$–	$32.27	1.61%	$459,669	0.89%f	0.89%f	1.31%f	8%
$(0.23)	$–	$–	$(0.23)	$31.76	11.25%	$487,948	0.95%	0.95%	0.79%	2%
$(0.04)	$–	$–	$(0.04)	$28.76	46.02%j	$584,626	1.05%	1.05%	0.51%	9%
$(0.16)	$(1.97)	$–	$(2.13)	$19.72	(45.62)%	$425,854	1.06%	1.06%	0.50%	9%
$(0.10)	$(4.31)	$–	$(4.41)	$40.71	(5.31)%	$740,235	0.97%	0.97%	0.44%	15%
$–	$(2.77)	$–	$(2.77)	$47.48	18.74%	$818,054	0.98%	0.98%	0.09%	4%

$–	$–	$–	$–	$27.55	1.03%	$9,429	1.99%f	1.99%f	0.21%f	8%
$–	$–	$–	$–	$27.27	10.00%	$11,103	2.07%	2.07%	(0.33)%	2%
$–	$–	$–	$–	$24.79	44.38%j	$14,397	2.19%	2.19%	(0.63)%	9%
$–	$(1.97)	$–	$(1.97)	$17.17	(46.13)%	$14,236	2.08%	2.08%	(0.52)%	9%
$–	$(4.31)	$–	$(4.31)	$36.03	(6.17)%	$50,341	1.87%	1.87%	(0.46)%	15%
$–	$(2.77)	$–	$(2.77)	$42.82	17.65%	$95,545	1.88%	1.88%	(0.81)%	4%

$–	$–	$–	$–	$28.37	1.14%	$69,610	1.79%f	1.79%f	0.41%f	8%
$–	$–	$–	$–	$28.05	10.26%	$70,964	1.86%	1.86%	(0.12)%	2%
$–	$–	$–	$–	$25.44	44.71%j	$74,530	1.95%	1.95%	(0.39)%	9%
$–	$(1.97)	$–	$(1.97)	$17.58	(46.09)%	$58,474	1.94%	1.94%	(0.38)%	9%
$–	$(4.31)	$–	$(4.31)	$36.77	(6.10)%	$87,216	1.83%	1.83%	(0.42)%	15%
$–	$(2.77)	$–	$(2.77)	$43.58	17.70%	$96,478	1.85%	1.85%	(0.78)%	4%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:
Income (Loss) from Investment Operation

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended June 30, 2011d	$32.48	$0.23e	$0.30	$0.53
Year ended December 31, 2010	$29.40	$0.25e	$3.09	$3.34
Year ended December 31, 2009	$20.16	$0.14e	$9.16	$9.30
Year ended December 31, 2008	$41.57	$0.20e	$(19.44)	$(19.24)
Year ended December 31, 2007	$48.38	$0.28	$(2.61)	$(2.33)
Year ended December 31, 2006	$43.10	$0.11	$7.94	$8.05
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2011d	$28.08	$0.22e	$1.22	$1.44
Year ended December 31, 2010	$23.70	$0.40e	$4.38	$4.78
Year ended December 31, 2009	$16.15	$0.38e	$7.58	$7.96
Year ended December 31, 2008	$28.21	$0.54e	$(12.06)	$(11.52)
Year ended December 31, 2007	$29.71	$0.61	$(0.18)	$0.43
Year ended December 31, 2006	$27.94	$0.68	$3.52	$4.20
Davis Appreciation & Income Fund Class B:
Six months ended June 30, 2011d	$27.78	$0.08e	$1.21	$1.29
Year ended December 31, 2010	$23.44	$0.16e	$4.35	$4.51
Year ended December 31, 2009	$15.98	$0.20e	$7.49	$7.69
Year ended December 31, 2008	$27.90	$0.33e	$(11.92)	$(11.59)
Year ended December 31, 2007	$29.40	$0.38e	$(0.21)	$0.17
Year ended December 31, 2006	$27.67	$0.45e	$3.46	$3.91
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2011d	$28.22	$0.10e	$1.22	$1.32
Year ended December 31, 2010	$23.81	$0.19e	$4.42	$4.61
Year ended December 31, 2009	$16.24	$0.23e	$7.59	$7.82
Year ended December 31, 2008	$28.34	$0.35e	$(12.10)	$(11.75)
Year ended December 31, 2007	$29.84	$0.38e	$(0.20)	$0.18
Year ended December 31, 2006	$28.06	$0.45e	$3.51	$3.96
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2011d	$28.21	$0.25e	$1.23	$1.48
Year ended December 31, 2010	$23.80	$0.44e	$4.43	$4.87
Year ended December 31, 2009	$16.22	$0.44e	$7.60	$8.04
Year ended December 31, 2008	$28.33	$0.61e	$(12.11)	$(11.50)
Year ended December 31, 2007	$29.84	$0.72e	$(0.22)	$0.50
Year ended December 31, 2006	$28.05	$0.76	$3.54	$4.30
Davis Real Estate Fund Class A:
Six months ended June 30, 2011d	$23.38	$0.23e	$2.13	$2.36
Year ended December 31, 2010	$19.79	$0.30e	$3.65	$3.95
Year ended December 31, 2009	$15.29	$0.39e	$4.35	$4.74
Year ended December 31, 2008	$30.50	$0.42e	$(14.70)	$(14.28)
Year ended December 31, 2007	$46.42	$0.81e	$(7.45)	$(6.64)
Year ended December 31, 2006	$40.23	$0.61e	$13.28	$13.89

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$33.01	1.63%	$29,316	0.76%f	0.76%f	1.44%f	8%
$(0.26)	$–	$–	$(0.26)	$32.48	11.37%	$20,989	0.86%	0.86%	0.88%	2%
$(0.06)	$–	$–	$(0.06)	$29.40	46.13%j	$15,478	0.95%	0.95%	0.61%	9%
$(0.20)	$(1.97)	$–	$(2.17)	$20.16	(45.56)%	$8,958	0.97%	0.97%	0.59%	9%
$(0.17)	$(4.31)	$–	$(4.48)	$41.57	(5.15)%	$8,844	0.84%	0.84%	0.57%	15%
$–	$(2.77)	$–	$(2.77)	$48.38	18.90%	$10,566	0.84%	0.84%	0.23%	4%

$(0.09)	$–	$–	$(0.09)	$29.43	5.12%	$343,671	0.93%f	0.93%f	1.48%f	7%
$(0.40)	$–	$–	$(0.40)	$28.08	20.34%	$317,324	0.94%	0.94%	1.58%	20%
$(0.41)	$–	$–	$(0.41)	$23.70	49.68%	$275,411	1.06%	1.06%	1.98%	15%
$(0.54)	$–	$–	$(0.54)	$16.15	(41.43)%	$227,940	1.07%	1.07%	2.24%	28%
$(0.60)	$(1.33)	$–	$(1.93)	$28.21	1.30%	$567,728	1.01%	1.01%	2.04%	23%
$(0.64)	$(1.79)	$–	$(2.43)	$29.71	15.19%	$393,888	1.06%	1.06%	2.35%	25%

$(0.02)	$–	$–	$(0.02)	$29.05	4.65%	$18,484	1.83%f	1.83%f	0.58%f	7%
$(0.17)	$–	$–	$(0.17)	$27.78	19.31%	$18,850	1.85%	1.85%	0.67%	20%
$(0.23)	$–	$–	$(0.23)	$23.44	48.28%	$19,801	1.99%	1.99%	1.05%	15%
$(0.33)	$–	$–	$(0.33)	$15.98	(41.92)%	$16,891	1.93%	1.93%	1.38%	28%
$(0.34)	$(1.33)	$–	$(1.67)	$27.90	0.46%	$44,099	1.84%	1.84%	1.21%	23%
$(0.39)	$(1.79)	$–	$(2.18)	$29.40	14.20%	$51,102	1.89%	1.89%	1.52%	25%

$(0.03)	$–	$–	$(0.03)	$29.51	4.68%	$86,344	1.73%f	1.73%f	0.68%f	7%
$(0.20)	$–	$–	$(0.20)	$28.22	19.43%	$85,427	1.76%	1.76%	0.76%	20%
$(0.25)	$–	$–	$(0.25)	$23.81	48.36%	$87,739	1.89%	1.89%	1.15%	15%
$(0.35)	$–	$–	$(0.35)	$16.24	(41.85)%	$79,699	1.87%	1.87%	1.44%	28%
$(0.35)	$(1.33)	$–	$(1.68)	$28.34	0.50%	$169,456	1.80%	1.80%	1.25%	23%
$(0.39)	$(1.79)	$–	$(2.18)	$29.84	14.22%	$90,692	1.88%	1.87%	1.54%	25%

$(0.11)	$–	$–	$(0.11)	$29.58	5.22%	$32,877	0.73%f	0.73%f	1.68%f	7%
$(0.46)	$–	$–	$(0.46)	$28.21	20.66%	$30,878	0.73%	0.73%	1.79%	20%
$(0.46)	$–	$–	$(0.46)	$23.80	50.05%	$46,112	0.80%	0.80%	2.24%	15%
$(0.61)	$–	$–	$(0.61)	$16.22	(41.25)%	$49,314	0.79%	0.79%	2.52%	28%
$(0.68)	$(1.33)	$–	$(2.01)	$28.33	1.55%	$105,327	0.75%	0.74%	2.31%	23%
$(0.72)	$(1.79)	$–	$(2.51)	$29.84	15.49%	$50,052	0.80%	0.80%	2.61%	25%

$(0.08)	$–	$–	$(0.08)	$25.66	10.10%	$247,336	1.08%f	1.08%f	1.90%f	26%
$(0.36)	$–	$–	$(0.36)	$23.38	20.09%	$246,372	1.11%	1.11%	1.36%	43%
$(0.24)	$–	$–	$(0.24)	$19.79	31.72%	$233,995	1.35%	1.35%	2.55%	64%
$(0.09)	$(0.51)	$(0.33)	$(0.93)	$15.29	(46.89)%	$202,878	1.23%	1.23%	1.62%	44%
$(0.58)	$(8.70)	$–	$(9.28)	$30.50	(14.87)%	$460,644	1.08%	1.08%	1.84%	46%
$(0.88)	$(6.82)	$–	$(7.70)	$46.42	34.58%	$573,375	1.09%	1.09%	1.37%	38%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:
Income (Loss) from Investment Operation

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended June 30, 2011d	$23.08	$0.09e	$2.11	$2.20
Year ended December 31, 2010	$19.55	$0.08e	$3.57	$3.65
Year ended December 31, 2009	$15.13	$0.22e	$4.32	$4.54
Year ended December 31, 2008	$30.29	$0.21e	$(14.63)	$(14.42)
Year ended December 31, 2007	$46.16	$0.53e	$(7.46)	$(6.93)
Year ended December 31, 2006	$40.05	$0.38e	$13.07	$13.45
Davis Real Estate Fund Class C:
Six months ended June 30, 2011d	$23.38	$0.13e	$2.14	$2.27
Year ended December 31, 2010	$19.80	$0.12e	$3.64	$3.76
Year ended December 31, 2009	$15.32	$0.27e	$4.36	$4.63
Year ended December 31, 2008	$30.63	$0.24e	$(14.79)	$(14.55)
Year ended December 31, 2007	$46.56	$0.52e	$(7.50)	$(6.98)
Year ended December 31, 2006	$40.35	$0.44e	$13.12	$13.56
Davis Real Estate Fund Class Y:
Six months ended June 30, 2011d	$23.69	$0.27e	$2.16	$2.43
Year ended December 31, 2010	$20.05	$0.33e	$3.75	$4.08
Year ended December 31, 2009	$15.46	$0.46e	$4.41	$4.87
Year ended December 31, 2008	$30.82	$0.50e	$(14.85)	$(14.35)
Year ended December 31, 2007	$46.81	$0.92e	$(7.47)	$(6.55)
Year ended December 31, 2006	$40.53	$0.77	$13.37	$14.14

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Unaudited.
e	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.01)	$–	$–	$(0.01)	$25.27	9.55%	$5,027	2.19%f	2.19%f	0.79%f	26%
$(0.12)	$–	$–	$(0.12)	$23.08	18.73%	$5,645	2.20%	2.20%	0.27%	43%
$(0.12)	$–	$–	$(0.12)	$19.55	30.38%	$6,616	2.46%	2.46%	1.44%	64%
$(0.05)	$(0.51)	$(0.18)	$(0.74)	$15.13	(47.41)%	$7,581	2.13%	2.13%	0.72%	44%
$(0.24)	$(8.70)	$–	$(8.94)	$30.29	(15.52)%	$24,872	1.87%	1.87%	1.05%	46%
$(0.52)	$(6.82)	$–	$(7.34)	$46.16	33.50%	$55,347	1.86%	1.86%	0.60%	38%

$(0.03)	$–	$–	$(0.03)	$25.62	9.72%	$28,731	1.90%f	1.90%f	1.08%f	26%
$(0.18)	$–	$–	$(0.18)	$23.38	19.07%	$30,034	1.92%	1.92%	0.55%	43%
$(0.15)	$–	$–	$(0.15)	$19.80	30.70%	$29,222	2.18%	2.18%	1.72%	64%
$(0.05)	$(0.51)	$(0.20)	$(0.76)	$15.32	(47.33)%	$28,789	2.00%	2.00%	0.85%	44%
$(0.25)	$(8.70)	$–	$(8.95)	$30.63	(15.48)%	$73,594	1.84%	1.84%	1.08%	46%
$(0.53)	$(6.82)	$–	$(7.35)	$46.56	33.54%	$119,093	1.84%	1.84%	0.62%	38%

$(0.10)	$–	$–	$(0.10)	$26.02	10.27%	$19,196	0.80%f	0.80%f	2.18%f	26%
$(0.44)	$–	$–	$(0.44)	$23.69	20.52%	$18,498	0.77%	0.77%	1.70%	43%
$(0.28)	$–	$–	$(0.28)	$20.05	32.37%	$25,947	0.92%	0.92%	2.98%	64%
$(0.10)	$(0.51)	$(0.40)	$(1.01)	$15.46	(46.75)%	$29,282	0.89%	0.89%	1.96%	44%
$(0.74)	$(8.70)	$–	$(9.44)	$30.82	(14.58)%	$57,995	0.75%	0.75%	2.17%	46%
$(1.04)	$(6.82)	$–	$(7.86)	$46.81	34.98%	$113,856	0.74%	0.74%	1.72%	38%

f	Annualized.
g
Davis Opportunity Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund's total return in 2010. The rapid appreciation was an unusual occurrence and such performance may not continue in the future.

h	Less than $0.005 per share.
i	Less than $0.0005 per share.
j
Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance, adding approximately 1% to the Fund's total return in 2009. This was a one-time event that is unlikely to be repeated.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review.  The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2011 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances.  Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor.  The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem.  The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds.  The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns.  In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements.  They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints if applicable.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if any of the Funds’ net assets increased, and whether the fee schedule reflected those potential economies of scale.  The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices.  The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows, as well as IRS diversification compliance. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund’s Class A shares had under-performed its benchmark, the Russell 3000® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended February 28, 2011. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended December 31, 2010. The Independent Directors noted that the Fund out-performed both the Russell 3000®  Index and its peer group in 4 of the 7 rolling five-year time frames ended December 31 for each year from 2004 through 2010. The Fund out-performed both the Index and its peer group in both of the rolling ten-year time frames ended December 31 for each year from 2009 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Opportunity Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements – (Continued)

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund’s Class A shares had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended February 28, 2011. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the three-, five-, and ten-year time periods and under-performed over the one-year time period, all ended December 31, 2010. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 11 of the 15 rolling five-year time frames and its peer group in 8 of the 15 rolling five-year time frames ended December 31 for each year from 1996 through 2010. The Fund out-performed the Standard & Poor’s 500® Index in all of the 10 rolling ten-year time frames and its peer group in 7 of the 10 rolling ten-year time frames ended December 31 for each year from 2001 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Financial Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund’s Class A shares had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2011. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five- and ten-year time periods ended December 31, 2010. The Independent Directors noted that the Fund out-performed both the Wilshire U.S. Real Estate Securities Index and its peer group in 3 of the 12 rolling five-year time frames ended December 31 for each year from 1999 through 2010. The Fund under-performed the Index and its peer group in all of the 7 rolling ten-year time frames ended December 31 for each year from 2004 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for the Davis Real Estate Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund’s Class A shares had out-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2011. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2010. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 7 of the 14 rolling five-year time frames and its peer group in 9 of the 14 rolling five-year time frames ended December 31 for each year from 1997 through 2010. The Fund out-performed the Standard & Poor’s 500® Index in 6 of the 9 rolling ten-year time frames and its peer group in 7 of the 9 rolling ten-year time frames ended December 31 for each year from 2002 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Appreciation & Income Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements – (Continued)

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund’s Class A shares had under-performed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index, over the one-, five-, and ten-year time periods and out-performed over the three-year time period, all ended February 28, 2011. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the three-, five- and ten-year time periods and under-performed over the one-year time period, all ended December 31, 2010. The Independent Directors noted that the Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in all of the 12 rolling five-year time frames and its peer group in 7 of the 12 rolling five-year time frames ended December 31 for each year from 1999 through 2010. The Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in all of the 7 rolling ten-year time frames and its peer group in 5 of the 7 rolling ten-year time frames ended December 31 for each year from 2004 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Government Bond Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Government Money Market Fund

The Independent Directors noted that a report produced by an independent service provider indicated that Davis Government Money Market Fund’s Class A shares out-performed the average performance of its peer group as determined by an independent service provider over the three-, five-, and ten-year time periods and performed in-line over the one-year time period, all ended December 31, 2010.

The Independent Directors considered the contractual advisory fee, noting that it was equal to the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Government Money Market Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider. The Independent Directors also noted that the Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2012.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and their shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q and Form N-MFP

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  In addition, Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP.  The Funds’ Form N-Q and Davis Government Money Market Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS SERIES, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*      Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher  C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com.  Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 8, 2011

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 8, 2011